UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Abercrombie & Fitch Co. Cl A	64	2,264
Amazon.com, Inc.*	294	91,916
AutoNation, Inc.*	53	2,765
AutoZone, Inc.*	30	12,682
Bed Bath & Beyond, Inc.*	180	13,925
Best Buy Co., Inc.	223	8,363
BorgWarner, Inc.	95	9,632
Cablevision Systems Corp. Cl A	179	3,014
CarMax, Inc.*	187	9,064
Carnival Corp.	370	12,077
CBS Corp. Cl B	466	25,705
Chipotle Mexican Grill, Inc.*	27	11,575
Coach, Inc.	237	12,924
Comcast Corp. Cl A	2,182	98,517
D.R. Horton, Inc.	226	4,391
Darden Restaurants, Inc.	114	5,277
Delphi Automotive PLC	234	13,670
DIRECTV*	420	25,095
Discovery Communications, Inc. Cl A*	185	15,618
Disney (Walt) Co.	1,430	92,221
Dollar General Corp.*	246	13,889
Dollar Tree, Inc.*	177	10,117
Expedia, Inc.	86	4,454
Family Dollar Stores, Inc.	79	5,690
Ford Motor Co.	3,302	55,705
Fossil Group, Inc.*	42	4,882
GameStop Corp. Cl A	103	5,114
Gannett Co., Inc.	190	5,090
Gap, Inc.	233	9,385
Garmin Ltd.	100	4,519
General Motors Co.*	769	27,661
Genuine Parts Co.	127	10,273
Goodyear Tire & Rubber Co.*	203	4,557
H&R Block, Inc.	230	6,132
Harley-Davidson, Inc.	185	11,884
Harman Int’l. Industries, Inc.	57	3,775
Hasbro, Inc.	93	4,384
Home Depot, Inc.	1,166	88,441
International Game Technology	213	4,032
Interpublic Group of Cos., Inc.	348	5,979
Johnson Controls, Inc.	567	23,531
Kohl’s Corp.	169	8,746
L Brands, Inc.	200	12,220
Leggett & Platt, Inc.	120	3,618
Lennar Corp. Cl A	137	4,850
Lowe’s Cos., Inc.	864	41,135
Macy’s, Inc.	317	13,717
Marriott International, Inc. Cl A	191	8,033
Mattel, Inc.	281	11,763
McDonald’s Corp.	840	80,816
Netflix, Inc.*	48	14,842
Newell Rubbermaid, Inc.	241	6,628
News Corp. Cl A*	425	6,826
NIKE, Inc. Cl B	624	45,327
Nordstrom, Inc.	123	6,913
O’Reilly Automotive, Inc.*	91	11,611

Omnicom Group, Inc.	214	13,576
Penney (J.C.) Co., Inc.*	275	2,426
PetSmart, Inc.	86	6,558
Priceline.com, Inc.*	42	42,460
Pulte Homes, Inc.	284	4,686
PVH Corp.	68	8,071
Ralph Lauren Corp.	51	8,401
Ross Stores, Inc.	179	13,031
Scripps Networks Interactive, Inc. Cl A	87	6,796
Staples, Inc.	543	7,955
Starbucks Corp.	625	48,106
Starwood Hotels & Resorts	164	10,898
Target Corp.	524	33,526
Tiffany & Co.	93	7,126
Time Warner Cable, Inc.	237	26,449
Time Warner, Inc.	755	49,687
TJX Cos., Inc.	579	32,650
TripAdvisor, Inc.*	90	6,826
Twenty-First Century Fox, Inc. Cl A	1,656	55,476
Urban Outfitters, Inc.*	92	3,383
V.F. Corp.	72	14,332
Viacom, Inc. Cl B	359	30,005
Washington Post Co. Cl B	4	2,445
Whirlpool Corp.	62	9,079
Wyndham Worldwide Corp.	112	6,829
Wynn Resorts Ltd.	67	10,587
Yum! Brands, Inc.	378	26,985
		1,545,583
CONSUMER STAPLES (5.6%)
Altria Group, Inc.	1,654	56,815
Archer-Daniels-Midland Co.	541	19,930
Avon Products, Inc.	353	7,272
Beam, Inc.	134	8,663
Brown-Forman Corp. Cl B	134	9,129
Campbell Soup Co.	151	6,147
Clorox Co.	111	9,071
Coca-Cola Co.	3,204	121,368
Coca-Cola Enterprises, Inc.	203	8,163
Colgate-Palmolive Co.	726	43,052
ConAgra Foods, Inc.	368	11,165
Constellation Brands, Inc. Cl A*	141	8,093
Costco Wholesale Corp.	364	41,904
CVS Caremark Corp.	1,055	59,871
Dr. Pepper Snapple Group, Inc.	169	7,575
Estee Lauder Cos., Inc. Cl A	211	14,749
General Mills, Inc.	549	26,308
Hershey Co.	124	11,470
Hormel Foods Corp.	111	4,675
J.M. Smucker Co.	89	9,349
Kellogg Co.	216	12,686
Kimberly-Clark Corp.	319	30,056
Kraft Foods Group, Inc.	506	26,535
Kroger Co.	418	16,862
Lorillard, Inc.	307	13,747
McCormick & Co., Inc.	109	7,052
Mead Johnson Nutrition Co.	167	12,401
Molson Coors Brewing Co. Cl B	131	6,567
Mondelez International, Inc. Cl A	1,458	45,810
Monster Beverage Corp.*	115	6,009
PepsiCo, Inc.	1,277	101,522
Philip Morris Int’l., Inc.	1,324	114,645

Proctor & Gamble Co.	2,285	172,723
Reynolds American, Inc.	261	12,732
Safeway, Inc.	185	5,918
Sysco Corp.	503	16,010
Tyson Foods, Inc. Cl A	234	6,618
Wal-Mart Stores, Inc.	1,342	99,254
Walgreen Co.	704	37,875
Whole Foods Market, Inc.	307	17,960
		1,247,751
ENERGY (5.8%)
Anadarko Petroleum Corp.	424	39,428
Apache Corp.	335	28,522
Baker Hughes, Inc.	370	18,167
Cabot Oil & Gas Corp.	349	13,025
Cameron International Corp.*	199	11,616
Chesapeake Energy Corp.	423	10,947
Chevron Corp.	1,610	195,615
ConocoPhillips	1,011	70,275
CONSOL Energy, Inc.	187	6,293
Denbury Resources, Inc.*	320	5,891
Devon Energy Corp.	313	18,079
Diamond Offshore Drilling, Inc.	60	3,739
Ensco PLC Cl A	198	10,643
EOG Resources, Inc.	225	38,088
EQT Corp.	122	10,824
Exxon Mobil Corp.	3,666	315,418
FMC Technologies, Inc.*	192	10,641
Halliburton Co.	711	34,235
Helmerich & Payne, Inc.	88	6,068
Hess Corp.	238	18,407
Kinder Morgan, Inc.	548	19,492
Marathon Oil Corp.	589	20,544
Marathon Petroleum Corp.	276	17,752
Murphy Oil Corp.	148	8,927
Nabors Industries Ltd.	219	3,517
National Oilwell Varco, Inc.	357	27,885
Newfield Exploration Co.*	110	3,011
Noble Corp.	214	8,083
Noble Energy, Inc.	298	19,969
Occidental Petroleum Corp.	661	61,830
Peabody Energy Corp.	225	3,881
Phillips 66	504	29,141
Pioneer Natural Resources Co.	117	22,090
QEP Resources, Inc.	152	4,209
Range Resources Corp.	136	10,321
Rowan Companies PLC Cl A*	106	3,892
Schlumberger Ltd.	1,093	96,577
Southwestern Energy Co.*	303	11,023
Spectra Energy Corp.	558	19,100
Tesoro Corp.	117	5,146
Valero Energy Corp.	463	15,811
Williams Cos., Inc.	565	20,543
WPX Energy, Inc.*	174	3,351
		1,302,016
FINANCIALS (9.0%)
ACE Ltd.	276	25,823
Aflac, Inc.	384	23,804
Allstate Corp.	375	18,956
American Express Co.	759	57,320
American Int’l. Group, Inc.	1,234	60,009
American Tower Corp.	330	24,463

Ameriprise Financial, Inc.	163	14,846
Aon PLC	236	17,568
Apartment Investment & Management Co. Cl A	120	3,353
Assurant, Inc.	64	3,462
AvalonBay Communities, Inc.	99	12,582
Bank of America Corp.	9,051	124,904
Bank of New York Mellon Corp.	974	29,405
BB&T Corp.	576	19,440
Berkshire Hathaway, Inc. Cl B*	1,467	166,519
BlackRock, Inc.	101	27,333
Boston Properties, Inc.	123	13,149
Capital One Financial Corp.	482	33,133
CBRE Group, Inc.*	229	5,297
Charles Schwab Corp.	1,004	21,225
Chubb Corp.	210	18,745
Cincinnati Financial Corp.	122	5,754
Citigroup, Inc.	2,512	121,857
CME Group, Inc.	256	18,913
Comerica, Inc.	157	6,172
Discover Financial Svcs.	401	20,267
E*Trade Financial Corp.*	245	4,043
Equity Residential	276	14,785
Fifth Third Bancorp	744	13,422
Franklin Resources, Inc.	322	16,277
Genworth Financial, Inc. Cl A*	418	5,346
Goldman Sachs Group, Inc.	349	55,215
Hartford Financial Svcs. Group, Inc.	389	12,106
HCP, Inc.	375	15,356
Health Care REIT, Inc.	233	14,535
Host Hotels & Resorts, Inc.	623	11,008
Hudson City Bancorp, Inc.	398	3,602
Huntington Bancshares, Inc.	712	5,881
IntercontinentalExchange, Inc.*	61	11,067
Invesco Ltd.	355	11,325
JPMorgan Chase & Co.	3,140	162,307
KeyCorp	799	9,109
Kimco Realty Corp.	338	6,821
Legg Mason, Inc.	90	3,010
Leucadia National Corp.	267	7,273
Lincoln National Corp.	234	9,826
Loews Corp.	251	11,732
M&T Bank Corp.	109	12,199
Marsh & McLennan Cos., Inc.	445	19,380
McGraw-Hill Financial, Inc.	218	14,299
MetLife, Inc.	966	45,354
Moody’s Corp.	155	10,901
Morgan Stanley	1,166	31,424
Nasdaq OMX Group, Inc.	95	3,049
Northern Trust Corp.	186	10,117
NYSE Euronext	202	8,480
People’s United Financial, Inc.	272	3,911
Plum Creek Timber Co., Inc.	132	6,182
PNC Financial Svcs. Grp., Inc.	442	32,023
Principal Financial Grp., Inc.	229	9,806
Progressive Corp.	448	12,199
ProLogis, Inc.	407	15,311
Prudential Financial, Inc.	398	31,036
Public Storage	116	18,624
Regions Financial Corp.	1,213	11,232
Simon Property Group, Inc.	255	37,799
SLM Corp.	363	9,039

State Street Corp.	376	24,722
SunTrust Banks, Inc.	456	14,784
T. Rowe Price Group, Inc.	211	15,177
The Macerich Co.	115	6,491
Torchmark Corp.	77	5,571
Travelers Cos., Inc.	303	25,685
U.S. Bancorp	1,531	56,004
Unum Group	225	6,849
Ventas, Inc.	241	14,822
Vornado Realty Trust	143	12,021
Wells Fargo & Co.	4,025	166,313
Weyerhaeuser Co.	484	13,857
XL Group PLC	234	7,212
Zions Bancorporation	160	4,387
		2,014,605
HEALTH CARE (7.3%)
Abbott Laboratories	1,292	42,881
AbbVie, Inc.	1,266	56,628
Actavis PLC*	143	20,592
Aetna, Inc.	324	20,742
Agilent Technologies, Inc.	262	13,428
Alexion Pharmaceuticals, Inc.*	164	19,050
Allergan, Inc.	241	21,798
AmerisourceBergen Corp.	191	11,670
Amgen, Inc.	625	69,963
Bard (C.R.), Inc.	66	7,603
Baxter International, Inc.	455	29,889
Becton, Dickinson & Co.	161	16,103
Biogen Idec, Inc.*	191	45,985
Boston Scientific Corp.*	1,143	13,419
Bristol-Myers Squibb Co.	1,292	59,794
Cardinal Health, Inc.	283	14,758
CareFusion Corp.*	176	6,494
Celgene Corp.*	343	52,798
Cerner Corp.*	243	12,770
CIGNA Corp.	253	19,446
Covidien PLC	372	22,670
DaVita HealthCare Partners, Inc.*	140	7,966
DENTSPLY International, Inc.	119	5,166
Edwards Lifesciences Corp.*	96	6,684
Express Scripts Hldg. Co.*	725	44,790
Forest Laboratories, Inc.*	197	8,430
Gilead Sciences, Inc.*	1,283	80,624
Hospira, Inc.*	135	5,295
Humana, Inc.	135	12,600
Intuitive Surgical, Inc.*	34	12,793
Johnson & Johnson	2,332	202,161
Laboratory Corp. of America Hldgs.*	77	7,634
Life Technologies Corp.*	145	10,850
Lilly (Eli) & Co.	825	41,522
McKesson Corp.	189	24,249
Medtronic, Inc.	835	44,464
Merck & Co., Inc.	2,453	116,787
Mylan, Inc.*	323	12,329
Patterson Cos., Inc.	70	2,814
PerkinElmer, Inc.	93	3,511
Perrigo Co.	86	10,605
Pfizer, Inc.	5,491	157,647
Quest Diagnostics, Inc.	128	7,909
Regeneron Pharmaceuticals, Inc.*	64	20,024
St. Jude Medical, Inc.	238	12,766

Stryker Corp.	244	16,492
Tenet Healthcare Corp.*	83	3,419
Thermo Fisher Scientific, Inc.	295	27,184
UnitedHealth Group, Inc.	895	64,091
Varian Medical Systems, Inc.*	89	6,651
Vertex Pharmaceuticals, Inc.*	202	15,316
Waters Corp.*	71	7,541
WellPoint, Inc.	270	22,575
Zimmer Hldgs., Inc.	140	11,500
Zoetis, Inc.	403	12,541
		1,625,411
INDUSTRIALS (5.9%)
3M Co.	534	63,765
AMETEK, Inc.	202	9,296
Boeing Co.	555	65,213
Caterpillar, Inc.	544	45,353
Cintas Corp.	85	4,352
CSX Corp.	844	21,725
Cummins, Inc.	145	19,266
Danaher Corp.	501	34,729
Deere & Co.	316	25,719
Delta Air Lines, Inc.	691	16,301
Dover Corp.	139	12,486
Dun & Bradstreet Corp.	33	3,427
Eaton Corp. PLC	380	26,159
Emerson Electric Co.	589	38,108
Equifax, Inc.	99	5,925
Expeditors Int’l. of Wash.	171	7,534
Fastenal Co.	228	11,457
FedEx Corp.	229	26,131
Flowserve Corp.	115	7,175
Fluor Corp.	128	9,083
General Dynamics Corp.	275	24,068
General Electric Co.	8,433	201,459
Grainger (W.W.), Inc.	51	13,347
Honeywell International, Inc.	644	53,478
Illinois Tool Works, Inc.	337	25,703
Ingersoll-Rand PLC	221	14,352
Iron Mountain, Inc.	133	3,594
Jacobs Engineering Group, Inc.*	109	6,342
Joy Global, Inc.	90	4,594
Kansas City Southern	92	10,061
L-3 Communications Hldgs., Inc.	75	7,088
Lockheed Martin Corp.	224	28,571
Masco Corp.	286	6,086
Nielsen Hldgs. N.V.	177	6,452
Norfolk Southern Corp.	255	19,724
Northrop Grumman Corp.	192	18,290
PACCAR, Inc.	290	16,141
Pall Corp.	90	6,934
Parker Hannifin Corp.	122	13,264
Pentair Ltd.	163	10,585
Pitney Bowes, Inc.	159	2,892
Precision Castparts Corp.	122	27,723
Quanta Services, Inc.*	170	4,677
Raytheon Co.	269	20,732
Republic Services, Inc.	223	7,439
Robert Half Int’l., Inc.	115	4,488
Robinson (C.H.) Worldwide, Inc.	129	7,683
Rockwell Automation, Inc.	114	12,191
Rockwell Collins, Inc.	118	8,007

Roper Industries, Inc.	82	10,895
Ryder System, Inc.	44	2,627
Snap-on, Inc.	49	4,876
Southwest Airlines Co.	572	8,328
Stanley Black & Decker, Inc.	134	12,136
Stericycle, Inc.*	72	8,309
Textron, Inc.	236	6,516
The ADT Corp.	160	6,506
Tyco International Ltd.	377	13,187
Union Pacific Corp.	378	58,719
United Parcel Service, Inc. Cl B	590	53,908
United Technologies Corp.	696	75,043
Waste Management, Inc.	357	14,723
Xylem, Inc.	153	4,273
		1,319,215
INFORMATION TECHNOLOGY (10.0%)
Accenture Ltd. Cl A	520	38,293
Adobe Systems, Inc.*	358	18,595
Akamai Technologies, Inc.*	147	7,600
Altera Corp.	277	10,293
Amphenol Corp. Cl A	134	10,369
Analog Devices, Inc.	261	12,280
Apple, Inc.	752	358,511
Applied Materials, Inc.	1,010	17,715
Autodesk, Inc.*	176	7,246
Automatic Data Processing, Inc.	405	29,314
Broadcom Corp. Cl A	436	11,340
CA, Inc.	273	8,100
Cisco Systems, Inc.	4,488	105,109
Citrix Systems, Inc.*	154	10,874
Cognizant Technology Solutions*	245	20,119
Computer Sciences Corp.	122	6,312
Corning, Inc.	1,214	17,712
Dell, Inc.	1,236	17,020
eBay, Inc.*	961	53,614
Electronic Arts, Inc.*	258	6,592
EMC Corp.	1,764	45,088
F5 Networks, Inc.*	65	5,574
Fidelity Nat’l. Information Svcs., Inc.	241	11,192
First Solar, Inc.*	55	2,212
Fiserv, Inc.*	109	11,014
FLIR Systems, Inc.	119	3,737
Google, Inc. Cl A*	233	204,086
Harris Corp.	90	5,337
Hewlett-Packard Co.	1,662	34,869
Int’l. Business Machines Corp.	866	160,366
Intel Corp.	4,162	95,393
Intuit, Inc.	246	16,312
Jabil Circuit, Inc.	153	3,317
JDS Uniphase Corp.*	199	2,927
Juniper Networks, Inc.*	422	8,381
KLA-Tencor Corp.	137	8,336
Lam Research Corp.*	138	7,064
Linear Technology Corp.	196	7,773
LSI Corp.	463	3,621
MasterCard, Inc. Cl A	86	57,859
Microchip Technology, Inc.	163	6,567
Micron Technology, Inc.*	821	14,343
Microsoft Corp.	6,434	214,313
Molex, Inc.	115	4,430
Motorola Solutions, Inc.	191	11,342

NetApp, Inc.	288	12,275
NVIDIA Corp.	486	7,562
Oracle Corp.	3,126	103,689
Paychex, Inc.	269	10,932
QUALCOMM, Inc.	1,424	95,921
Red Hat, Inc.*	157	7,244
Salesforce.com, inc.*	430	22,321
SanDisk Corp.	206	12,259
Seagate Technology PLC	256	11,197
Symantec Corp.	585	14,479
TE Connectivity Ltd.	348	18,019
Teradata Corp.*	135	7,484
Teradyne, Inc.*	159	2,627
Texas Instruments, Inc.	922	37,129
Total System Services, Inc.	137	4,031
VeriSign, Inc.*	110	5,598
Visa, Inc. Cl A	421	80,453
Western Digital Corp.	179	11,349
Western Union Co.	458	8,546
Xerox Corp.	1,007	10,362
Xilinx, Inc.	224	10,497
Yahoo!, Inc.*	760	25,202
		2,231,637
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	170	18,117
Airgas, Inc.	55	5,833
Alcoa, Inc.	877	7,121
Allegheny Technologies, Inc.	84	2,564
Avery Dennison Corp.	83	3,612
Ball Corp.	119	5,341
Bemis Co., Inc.	88	3,433
CF Industries Hldgs., Inc.	46	9,698
Cliffs Natural Resources, Inc.	127	2,604
Dow Chemical Co.	1,014	38,938
Du Pont (E.I.) de Nemours & Co.	762	44,623
Eastman Chemical Co.	126	9,815
Ecolab, Inc.	222	21,925
FMC Corp.	113	8,104
Freeport-McMoRan Copper & Gold, Inc.	848	28,052
Int’l. Flavors & Fragrances, Inc.	68	5,596
International Paper Co.	380	17,024
LyondellBasell Inds. N.V. Cl A	364	26,656
MeadWestvaco Corp.	150	5,757
Monsanto Co.	441	46,027
Newmont Mining Corp.	413	11,605
Nucor Corp.	259	12,696
Owens-Illinois, Inc.*	135	4,053
PPG Industries, Inc.	117	19,546
Praxair, Inc.	243	29,211
Sealed Air Corp.	173	4,704
Sherwin-Williams Co.	71	12,935
Sigma-Aldrich Corp.	100	8,530
The Mosaic Co.	297	12,777
United States Steel Corp.	120	2,471
Vulcan Materials Co.	110	5,699
		435,067
TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	4,471	151,209
CenturyLink, Inc.	506	15,878
Crown Castle International Corp.*	243	17,746
Frontier Communications Corp.	857	3,574

Verizon Communications, Inc.	2,404	112,171
Windstream Hldgs., Inc.	498	3,984
		304,562
UTILITIES (1.8%)
AES Corp.	516	6,858
AGL Resources, Inc.	97	4,465
Ameren Corp.	195	6,794
American Electric Power Co., Inc.	401	17,383
CenterPoint Energy, Inc.	346	8,294
CMS Energy Corp.	221	5,817
Consolidated Edison, Inc.	243	13,399
Dominion Resources, Inc.	479	29,928
DTE Energy Co.	145	9,567
Duke Energy Corp.	582	38,866
Edison International	269	12,390
Entergy Corp.	149	9,415
Exelon Corp.	722	21,400
FirstEnergy Corp.	353	12,867
Integrys Energy Group, Inc.	65	3,633
NextEra Energy, Inc.	352	28,216
NiSource, Inc.	260	8,031
Northeast Utilities	259	10,684
NRG Energy, Inc.	268	7,324
ONEOK, Inc.	168	8,958
Pepco Hldgs., Inc.	205	3,784
PG&E Corp.	374	15,304
Pinnacle West Capital Corp.	92	5,036
PPL Corp.	526	15,980
Public Svc. Enterprise Group, Inc.	415	13,666
SCANA Corp.	117	5,387
Sempra Energy	188	16,093
Southern Co.	722	29,732
TECO Energy, Inc.	170	2,812
Wisconsin Energy Corp.	189	7,632
Xcel Energy, Inc.	418	11,541
		391,256
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $9,442,248) 55.6%		12,417,103

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.04	10/10/13	200,000	199,998
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,998) 0.9%					199,998

TOTAL INDEXED ASSETS (Cost: $9,642,246) 56.5%					12,617,101

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Abercrombie & Fitch Co. Cl A	229	8,100
Aeropostale, Inc.*	1,644	15,454
AFC Enterprises, Inc.*	1,073	46,772
Amazon.com, Inc.*	208	65,029
American Axle & Mfg. Hldgs., Inc.*	1,134	22,362

AutoZone, Inc.*	55	23,250
Bally Technologies, Inc.*	280	20,177
Bassett Furniture Industries, Inc.	2,127	34,436
bebe stores, inc.	1,211	7,375
Cinemark Hldgs., Inc.	665	21,107
Deckers Outdoor Corp.*	705	46,474
Discovery Communications, Inc. Cl A*	324	27,352
Disney (Walt) Co.	962	62,039
Dollar Tree, Inc.*	235	13,433
Drew Industries, Inc.	390	17,761
Ford Motor Co.	2,351	39,661
Francesca’s Hldgs. Corp.*	440	8,202
Haverty Furniture Cos., Inc.	836	20,507
Hibbett Sports, Inc.*	200	11,230
HSN, Inc.	256	13,727
Johnson Controls, Inc.	354	14,691
Macy’s, Inc.	659	28,515
Monro Muffler Brake, Inc.	385	17,899
Pep Boys - Manny, Moe & Jack*	1,492	18,605
Red Robin Gourmet Burgers, Inc.*	645	45,860
Rent-A-Center, Inc.	1,082	41,224
Ruby Tuesday, Inc.*	1,962	14,715
Shutterfly, Inc.*	1,222	68,285
Sotheby’s	255	12,528
Starbucks Corp.	1,421	109,374
Steiner Leisure Ltd.*	161	9,407
Steve Madden Ltd.*	330	17,764
Summer Infant, Inc.*	2,622	7,263
Target Corp.	659	42,163
Time Warner Cable, Inc.	360	40,176
Time Warner, Inc.	606	39,881
TJX Cos., Inc.	463	26,109
Urban Outfitters, Inc.*	433	15,921
Viacom, Inc. Cl B	435	36,357
Wolverine World Wide, Inc.	1,009	58,754
		1,189,939
CONSUMER STAPLES (2.8%)
Coca-Cola Co.	646	24,470
ConAgra Foods, Inc.	1,141	34,618
Constellation Brands, Inc. Cl A*	539	30,939
Crimson Wine Group Ltd.*	480	4,584
Darling International, Inc.*	750	15,870
Estee Lauder Cos., Inc. Cl A	481	33,622
Farmer Brothers Co.*	1,025	15,437
Hain Celestial Group, Inc.*	247	19,049
J.M. Smucker Co.	205	21,533
Mondelez International, Inc. Cl A	751	23,596
PepsiCo, Inc.	662	52,629
Philip Morris Int’l., Inc.	710	61,479
Pinnacle Foods, Inc.	580	15,353
Prestige Brands Hldgs., Inc.*	834	25,120
Proctor & Gamble Co.	1,020	77,102
Susser Hldgs. Corp.*	465	24,715
The Pantry, Inc.*	1,319	14,615
TreeHouse Foods, Inc.*	165	11,027
Vector Group Ltd.	1,303	20,979
Village Super Market, Inc. Cl A	365	13,877
Wal-Mart Stores, Inc.	1,183	87,495
		628,109
ENERGY (3.5%)
Anadarko Petroleum Corp.	463	43,054

Apache Corp.	317	26,989
Carrizo Oil and Gas, Inc.*	922	34,400
Chevron Corp.	421	51,152
Endeavour International Corp.*	2,516	13,461
Energy XXI (Bermuda) Ltd.	2,233	67,436
EOG Resources, Inc.	227	38,427
Exxon Mobil Corp.	1,715	147,559
Gasco Energy, Inc.*	18,134	386
Gulf Coast Ultra Deep Royalty Trust*	4,949	10,789
Halliburton Co.	1,057	50,895
Helix Energy Solutions Group*	1,050	26,639
Hess Corp.	307	23,743
Kodiak Oil & Gas Corp.*	785	9,467
National Oilwell Varco, Inc.	476	37,180
Noble Energy, Inc.	814	54,546
Occidental Petroleum Corp.	500	46,770
PBF Energy, Inc.	1,790	40,185
PDC Energy, Inc.*	246	14,647
Range Resources Corp.	267	20,263
Sanchez Energy Corp.*	56	1,479
Saratoga Resources, Inc.*	2,506	5,964
Synergy Resources Corp.*	355	3,461
Targa Resources Corp.	220	16,051
		784,943
FINANCIALS (7.5%)
Agree Realty Corp.	156	4,708
American Assets Trust, Inc.	380	11,594
American Int’l. Group, Inc.	957	46,539
AmREIT, Inc. Cl B	500	8,675
Aon PLC	308	22,928
Ashford Hospitality Trust, Inc.	2,008	24,779
Aspen Insurance Hldgs. Ltd.	403	14,625
BancFirst Corp.	291	15,734
Bank of America Corp.	3,537	48,811
Bank of Marin Bancorp	200	8,310
Banner Corp.	407	15,531
Berkshire Hathaway, Inc. Cl B*	402	45,631
Brookline Bancorp, Inc.	1,802	16,957
Bryn Mawr Bank Corp.	520	14,024
Capital One Financial Corp.	952	65,440
Cash America Int’l., Inc.	392	17,750
Chatham Lodging Trust	510	9,109
Chesapeake Lodging Trust	826	19,444
Citigroup, Inc.	931	45,163
Colonial Properties Trust*	897	20,174
Columbia Banking System, Inc.	430	10,621
Comerica, Inc.	668	26,259
Customers Bancorp, Inc.*	604	9,724
Dime Community Bancshares	792	13,187
Eagle Bancorp, Inc.*	383	10,835
EastGroup Properties, Inc.	159	9,414
Ellington Financial LLC	1,469	33,008
Endurance Specialty Hldgs. Ltd.	350	18,802
Equity Lifestyle Properties, Inc.	796	27,199
FBR & Co.*	355	9,518
FelCor Lodging Trust, Inc.*	2,888	17,790
Financial Engines, Inc.	280	16,643
First Interstate BancSytem, Inc.	795	19,199
Flushing Financial Corp.	532	9,815
Forest City Enterprises, Inc. Cl A*	1,351	25,588
Franklin Resources, Inc.	369	18,653

Glacier Bancorp, Inc.	965	23,845
Goldman Sachs Group, Inc.	327	51,735
Highwoods Properties, Inc.	586	20,692
Investors Bancorp, Inc.	830	18,160
iShares Micro-Cap ETF	255	17,429
Janus Capital Group, Inc.	1,600	13,616
JPMorgan Chase & Co.	2,107	108,911
Marlin Business Svcs. Corp.	888	22,164
MB Financial, Inc.	739	20,869
Meadowbrook Insurance Group, Inc.	2,731	17,752
MetLife, Inc.	960	45,072
National Bank Hldgs. Corp. Cl A	845	17,356
Northfield Bancorp, Inc.	1,017	12,346
Oritani Financial Corp.	715	11,769
Parkway Properties, Inc.	441	7,837
Pennsylvania REIT	807	15,091
PHH Corp.*	715	16,974
PNC Financial Svcs. Grp., Inc.	417	30,212
PrivateBancorp, Inc.	604	12,926
ProAssurance Corp.	668	30,100
Prosperity Bancshares, Inc.	339	20,964
PS Business Parks, Inc.	160	11,939
S.Y. Bancorp, Inc.	690	19,548
Sabra Health Care REIT, Inc.	870	20,019
Select Income REIT	962	24,820
Simon Property Group, Inc.	344	50,991
Sovran Self Storage, Inc.	80	6,054
Starwood Property Trust, Inc.	484	11,601
Stifel Financial Corp.*	403	16,612
SVB Financial Group*	306	26,429
Symetra Financial Corp.	1,614	28,761
Terreno Realty Corp.	467	8,294
Texas Capital Bancshares, Inc.*	205	9,424
Tower Group, Inc.	959	6,713
UMB Financial Corp.	302	16,411
Urstadt Biddle Pptys., Inc. Cl A	464	9,224
Wells Fargo & Co.	2,051	84,747
Westamerica Bancorporation	259	12,883
Zions Bancorporation	916	25,117
		1,677,588
HEALTH CARE (5.7%)
Abbott Laboratories	271	8,994
Abiomed, Inc.*	949	18,097
Acorda Therapeutics, Inc.*	203	6,959
Align Technology, Inc.*	130	6,253
Alnylam Pharmaceuticals, Inc.*	337	21,571
AmerisourceBergen Corp.	146	8,921
Ani Pharmaceuticals, Inc.*	47	459
athenahealth, Inc.*	140	15,198
Biogen Idec, Inc.*	140	33,706
BioScrip, Inc.*	2,005	17,604
BioSpecifics Technologies Corp.*	350	6,815
Bruker Corp.*	592	12,225
Capital Senior Living Corp.*	543	11,484
Celgene Corp.*	446	68,653
Cepheid, Inc.*	294	11,478
Cerner Corp.*	258	13,558
Computer Programs & Systems, Inc.	310	18,135
Coronado Biosciences, Inc.*	1,085	7,617
Covidien PLC	361	21,999
Cubist Pharmaceuticals, Inc.*	308	19,573

Cyberonics, Inc.*	247	12,533
DexCom, Inc.*	826	23,318
Emergent Biosolutions, Inc.*	517	9,849
Ensign Group, Inc.	450	18,499
Exact Sciences Corp.*	1,035	12,223
Express Scripts Hldg. Co.*	335	20,696
Forest Laboratories, Inc.*	1,066	45,614
Gilead Sciences, Inc.*	951	59,761
Harvard Bioscience, Inc.*	2,230	11,730
HeartWare International, Inc.*	102	7,467
Humana, Inc.	92	8,586
Insulet Corp.*	561	20,331
Intuitive Surgical, Inc.*	74	27,844
Isis Pharmaceuticals, Inc.*	250	9,385
Mazor Robotics Ltd. ADR*	673	11,374
McKesson Corp.	272	34,898
Medicines Co.*	130	4,358
Merck & Co., Inc.	1,477	70,320
MWI Veterinary Supply, Inc.*	132	19,716
Mylan, Inc.*	1,438	54,888
Neogen Corp.*	309	18,762
Omeros Corp.*	815	7,946
Orexigen Therapeutics, Inc.*	560	3,433
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	508	25,517
Pfizer, Inc.	3,442	98,820
Pharmacyclics, Inc.*	186	25,746
QLT, Inc.	4,499	20,831
Quest Diagnostics, Inc.	95	5,870
Questcor Pharmaceuticals, Inc.	443	25,694
Salix Pharmaceuticals Ltd.*	217	14,513
Seattle Genetics, Inc.*	278	12,185
Solta Medical, Inc.*	3,340	6,914
St. Jude Medical, Inc.	367	19,686
Stryker Corp.	463	31,294
Sunesis Pharmaceuticals, Inc.*	665	3,298
Supernus Pharmaceuticals, Inc.*	3,705	27,158
Synageva BioPharma Corp.*	105	6,648
Synta Pharmaceuticals Corp.*	825	5,206
TearLab Corp.*	1,295	14,323
Thoratec Corp.*	190	7,085
Threshold Pharmaceuticals, Inc.*	569	2,646
UnitedHealth Group, Inc.	417	29,861
Universal American Corp.	1,012	7,711
Vascular Solutions, Inc.*	622	10,450
WellCare Health Plans, Inc.*	235	16,389
		1,260,676
INDUSTRIALS (5.1%)
Alaska Air Group, Inc.	354	22,167
Allegiant Travel Co.	160	16,858
American Railcar Inds., Inc	779	30,560
Astronics Corp.*	856	42,552
AZZ, Inc.	1,198	50,148
Beacon Roofing Supply, Inc.*	475	17,513
Boeing Co.	709	83,308
Caterpillar, Inc.	514	42,852
CIRCOR International, Inc.	380	23,628
Corporate Executive Board Co.	355	25,780
Cummins, Inc.	360	47,833
Deluxe Corp.	190	7,915
Encore Wire Corp.	563	22,205

EnPro Industries, Inc.*	442	26,613
Expeditors Int’l. of Wash.	662	29,168
FedEx Corp.	361	41,194
General Electric Co.	4,172	99,669
Healthcare Svcs. Group, Inc.	833	21,458
Miller Industries, Inc.	1,395	23,687
Mueller Industries, Inc.	927	51,606
Mueller Water Product, Inc. Cl A	2,020	16,140
Old Dominion Freight Line, Inc.*	1,716	78,919
On Assignment, Inc.*	1,047	34,551
Orbital Sciences Corp.*	793	16,796
Precision Castparts Corp.	282	64,082
Raven Industries, Inc.	930	30,420
Roper Industries, Inc.	372	49,428
Sun Hydraulics Corp.	372	13,485
Teledyne Technologies, Inc.*	255	21,657
The Advisory Board Co.*	405	24,089
Union Pacific Corp.	253	39,301
USG Corp.*	275	7,860
Wabash National Corp.*	1,184	13,805
		1,137,247
INFORMATION TECHNOLOGY (7.6%)
Altera Corp.	268	9,959
Analog Devices, Inc.	497	23,384
Anixter International, Inc.*	421	36,905
Apple, Inc.	363	173,060
ARRIS Group, Inc.*	2,312	39,443
Aspen Technology, Inc.*	265	9,156
Automatic Data Processing, Inc.	431	31,196
Brightcove, Inc.*	2,120	23,850
Broadcom Corp. Cl A	888	23,097
Calamp Corp.*	980	17,277
Cavium, Inc.*	560	23,072
Cisco Systems, Inc.	1,902	44,545
Coherent, Inc.	186	11,430
CommVault Systems, Inc.*	656	57,616
comScore, Inc.*	726	21,032
Cornerstone OnDemand, Inc.*	285	14,660
CoStar Group, Inc.*	88	14,775
Datalink Corp.*	1,058	14,304
Emulex Corp.*	1,746	13,549
F5 Networks, Inc.*	122	10,463
Fairchild Semiconductor Int’l., Inc.*	729	10,126
FEI Company	180	15,804
Google, Inc. Cl A*	97	84,963
Heartland Payment Systems, Inc.	335	13,306
iGATE Corp.*	897	24,901
Imation Corp.*	2,470	10,127
Immersion Corp.*	240	3,168
Imperva, Inc.*	499	20,968
Informatica Corp.*	581	22,642
Int’l. Business Machines Corp.	363	67,220
Jive Software, Inc.*	705	8,813
KLA-Tencor Corp.	282	17,160
LogMeIn, Inc.*	748	23,226
MasterCard, Inc. Cl A	53	35,657
MAXIMUS, Inc.	610	27,474
Microsemi Corp.*	1,217	29,513
Microsoft Corp.	2,191	72,982
MKS Instruments, Inc.	411	10,928
Monolithic Power Systems, Inc.	1,416	42,876

Nanometrics, Inc.*	1,610	25,953
NetApp, Inc.	129	5,498
Oracle Corp.	1,362	45,178
Plantronics, Inc.	212	9,763
Proofpoint, Inc.*	336	10,792
PTC, Inc.*	817	23,227
QLIK Technologies, Inc.*	506	17,325
QUALCOMM, Inc.	779	52,473
Responsys, Inc.*	1,340	22,110
Richardson Electronics Ltd.	2,667	30,324
Rogers Corp.*	463	27,539
Salesforce.com, inc.*	1,216	63,123
Semtech Corp.*	194	5,818
Sourcefire, Inc.*	413	31,355
Synaptics, Inc.*	350	15,498
Teradata Corp.*	400	22,176
Teradyne, Inc.*	684	11,300
Texas Instruments, Inc.	637	25,652
TIBCO Software, Inc.*	1,222	31,271
TTM Technologies, Inc.*	995	9,701
Ultimate Software Group, Inc.*	80	11,792
ValueClick, Inc.*	485	10,112
WEX, Inc.*	160	14,040
Yahoo!, Inc.*	749	24,837
		1,701,484
MATERIALS (2.2%)
Axiall Corp.	128	4,837
Ball Corp.	570	25,582
Boise, Inc.	4,311	54,319
CF Industries Hldgs., Inc.	103	21,715
Clearwater Paper Corp.*	236	11,274
Commercial Metals Co.	929	15,747
Copper Mountain Mining Corp.*	1,679	2,802
Crown Hldgs., Inc.*	881	37,249
CVR Partners LP	628	11,116
Dow Chemical Co.	768	29,491
Eastman Chemical Co.	608	47,363
FMC Corp.	184	13,196
Freeport-McMoRan Copper & Gold, Inc.	783	25,902
Horsehead Hldg. Corp.*	920	11,463
Kaiser Aluminum Corp.	542	38,618
Kraton Performance Polymers, Inc.*	470	9,207
Landec Corp.*	1,893	23,095
LSB Industries, Inc.*	130	4,359
McEwen Mining, Inc.*	4,038	9,691
Schnitzer Steel Industries, Inc. Cl A	710	19,553
Silgan Hldgs., Inc.	1,026	48,222
Stepan Co.	300	17,319
Universal Stainless & Alloy Products, Inc.*	210	6,760
		488,880
TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	2,139	72,341
Boingo Wireless, Inc.*	1,685	11,795
Consolidated Comms. Hldgs., Inc.	1,384	23,860
Verizon Communications, Inc.	619	28,883
		136,879
UTILITIES (1.2%)
Ameren Corp.	206	7,177
Avista Corp.	883	23,311
Black Hills Corp.	345	17,202
Dominion Resources, Inc.	656	40,987

Edison International	380	17,503
Idacorp, Inc.	457	22,119
Northwest Natural Gas Co.	285	11,964
NorthWestern Corp.	305	13,701
PNM Resources, Inc.	752	17,018
Portland General Electric Co.	449	12,675
PPL Corp.	420	12,760
Public Svc. Enterprise Group, Inc.	740	24,368
Sempra Energy	346	29,618
UNS Energy Corp.	412	19,207
		269,610
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,910,104) 41.5%		9,275,355

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	100	32,380
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.2%		32,380

TOTAL ACTIVE ASSETS (Cost: $6,920,104) 41.7%		9,307,735

TEMPORARY CASH INVESTMENTS (2) (Cost: $257,100) 1.2%		257,100

TOTAL INVESTMENTS (Cost: $16,819,450) 99.4%		22,181,936

OTHER NET ASSETS 0.6%		141,534

NET ASSETS 100.0%		$22,323,470

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.1%)
Abercrombie & Fitch Co. Cl A	385	13,617
Amazon.com, Inc.*	1,788	559,000
AutoNation, Inc.*	326	17,007
AutoZone, Inc.*	181	76,514
Bed Bath & Beyond, Inc.*	1,093	84,554
Best Buy Co., Inc.	1,361	51,038
BorgWarner, Inc.	574	58,198
Cablevision Systems Corp. Cl A	1,091	18,372
CarMax, Inc.*	1,135	55,013
Carnival Corp.	2,256	73,636
CBS Corp. Cl B	2,831	156,158
Chipotle Mexican Grill, Inc.*	161	69,021
Coach, Inc.	1,446	78,850
Comcast Corp. Cl A	13,258	598,599
D.R. Horton, Inc.	1,369	26,600
Darden Restaurants, Inc.	699	32,357
Delphi Automotive PLC	1,421	83,015
DIRECTV*	2,554	152,602
Discovery Communications, Inc. Cl A*	1,125	94,973
Disney (Walt) Co.	8,690	560,418
Dollar General Corp.*	1,496	84,464
Dollar Tree, Inc.*	1,076	61,504
Expedia, Inc.	528	27,345
Family Dollar Stores, Inc.	484	34,858
Ford Motor Co.	20,093	338,969
Fossil Group, Inc.*	256	29,757
GameStop Corp. Cl A	632	31,379
Gannett Co., Inc.	1,161	31,103
Gap, Inc.	1,417	57,077
Garmin Ltd.	610	27,566
General Motors Co.*	4,681	168,376
Genuine Parts Co.	772	62,447
Goodyear Tire & Rubber Co.*	1,232	27,658
H&R Block, Inc.	1,403	37,404
Harley-Davidson, Inc.	1,122	72,077
Harman Int’l. Industries, Inc.	352	23,313
Hasbro, Inc.	566	26,681
Home Depot, Inc.	7,084	537,321
International Game Technology	1,296	24,533
Interpublic Group of Cos., Inc.	2,114	36,319
Johnson Controls, Inc.	3,447	143,051
Kohl’s Corp.	1,028	53,199
L Brands, Inc.	1,219	74,481
Leggett & Platt, Inc.	730	22,010
Lennar Corp. Cl A	832	29,453
Lowe’s Cos., Inc.	5,246	249,762
Macy’s, Inc.	1,922	83,165
Marriott International, Inc. Cl A	1,157	48,663
Mattel, Inc.	1,713	71,706
McDonald’s Corp.	5,118	492,403
Netflix, Inc.*	295	91,217
Newell Rubbermaid, Inc.	1,462	40,205
News Corp. Cl A*	2,590	41,595
NIKE, Inc. Cl B	3,805	276,395
Nordstrom, Inc.	744	41,813
O’Reilly Automotive, Inc.*	553	70,557
Omnicom Group, Inc.	1,302	82,599

Penney (J.C.) Co., Inc.*	1,664	14,676
PetSmart, Inc.	529	40,342
Priceline.com, Inc.*	255	257,792
Pulte Homes, Inc.	1,724	28,446
PVH Corp.	415	49,256
Ralph Lauren Corp.	310	51,066
Ross Stores, Inc.	1,086	79,061
Scripps Networks Interactive, Inc. Cl A	535	41,789
Staples, Inc.	3,295	48,272
Starbucks Corp.	3,805	292,871
Starwood Hotels & Resorts	1,002	66,583
Target Corp.	3,187	203,904
Tiffany & Co.	562	43,060
Time Warner Cable, Inc.	1,437	160,369
Time Warner, Inc.	4,592	302,200
TJX Cos., Inc.	3,520	198,493
TripAdvisor, Inc.*	544	41,257
Twenty-First Century Fox, Inc. Cl A	10,068	337,278
Urban Outfitters, Inc.*	565	20,775
V.F. Corp.	436	86,786
Viacom, Inc. Cl B	2,183	182,455
Washington Post Co. Cl B	22	13,450
Whirlpool Corp.	374	54,769
Wyndham Worldwide Corp.	679	41,399
Wynn Resorts Ltd.	403	63,678
Yum! Brands, Inc.	2,302	164,340
		9,396,334
CONSUMER STAPLES (9.7%)
Altria Group, Inc.	10,071	345,939
Archer-Daniels-Midland Co.	3,295	121,388
Avon Products, Inc.	2,144	44,166
Beam, Inc.	821	53,078
Brown-Forman Corp. Cl B	816	55,594
Campbell Soup Co.	922	37,535
Clorox Co.	676	55,243
Coca-Cola Co.	19,492	738,357
Coca-Cola Enterprises, Inc.	1,235	49,659
Colgate-Palmolive Co.	4,423	262,284
ConAgra Foods, Inc.	2,245	68,113
Constellation Brands, Inc. Cl A*	861	49,421
Costco Wholesale Corp.	2,218	255,336
CVS Caremark Corp.	6,422	364,449
Dr. Pepper Snapple Group, Inc.	1,028	46,075
Estee Lauder Cos., Inc. Cl A	1,290	90,171
General Mills, Inc.	3,341	160,101
Hershey Co.	750	69,375
Hormel Foods Corp.	672	28,305
J.M. Smucker Co.	543	57,037
Kellogg Co.	1,320	77,524
Kimberly-Clark Corp.	1,942	182,975
Kraft Foods Group, Inc.	3,080	161,515
Kroger Co.	2,538	102,383
Lorillard, Inc.	1,867	83,604
McCormick & Co., Inc.	666	43,090
Mead Johnson Nutrition Co.	1,013	75,225
Molson Coors Brewing Co. Cl B	793	39,753
Mondelez International, Inc. Cl A	8,870	278,695
Monster Beverage Corp.*	695	36,314
PepsiCo, Inc.	7,762	617,079
Philip Morris Int’l., Inc.	8,056	697,569
Proctor & Gamble Co.	13,912	1,051,608

Reynolds American, Inc.	1,583	77,219
Safeway, Inc.	1,122	35,893
Sysco Corp.	3,065	97,559
Tyson Foods, Inc. Cl A	1,419	40,129
Wal-Mart Stores, Inc.	8,162	603,662
Walgreen Co.	4,283	230,425
Whole Foods Market, Inc.	1,869	109,337
		7,593,184
ENERGY (10.2%)
Anadarko Petroleum Corp.	2,583	240,193
Apache Corp.	2,041	173,771
Baker Hughes, Inc.	2,256	110,770
Cabot Oil & Gas Corp.	2,122	79,193
Cameron International Corp.*	1,208	70,511
Chesapeake Energy Corp.	2,575	66,641
Chevron Corp.	9,806	1,191,429
ConocoPhillips	6,149	427,417
CONSOL Energy, Inc.	1,135	38,193
Denbury Resources, Inc.*	1,951	35,918
Devon Energy Corp.	1,909	110,264
Diamond Offshore Drilling, Inc.	366	22,809
Ensco PLC Cl A	1,212	65,145
EOG Resources, Inc.	1,368	231,575
EQT Corp.	739	65,564
Exxon Mobil Corp.	22,313	1,919,806
FMC Technologies, Inc.*	1,169	64,786
Halliburton Co.	4,328	208,393
Helmerich & Payne, Inc.	535	36,888
Hess Corp.	1,446	111,834
Kinder Morgan, Inc.	3,335	118,626
Marathon Oil Corp.	3,585	125,045
Marathon Petroleum Corp.	1,677	107,865
Murphy Oil Corp.	899	54,228
Nabors Industries Ltd.	1,332	21,392
National Oilwell Varco, Inc.	2,167	169,264
Newfield Exploration Co.*	665	18,201
Noble Corp.	1,303	49,214
Noble Energy, Inc.	1,816	121,690
Occidental Petroleum Corp.	4,018	375,844
Peabody Energy Corp.	1,373	23,684
Phillips 66	3,062	177,045
Pioneer Natural Resources Co.	715	134,992
QEP Resources, Inc.	925	25,613
Range Resources Corp.	834	63,292
Rowan Companies PLC Cl A*	651	23,905
Schlumberger Ltd.	6,650	587,594
Southwestern Energy Co.*	1,848	67,230
Spectra Energy Corp.	3,394	116,177
Tesoro Corp.	715	31,446
Valero Energy Corp.	2,824	96,440
Williams Cos., Inc.	3,443	125,187
WPX Energy, Inc.*	1,060	20,416
		7,925,490
FINANCIALS (15.7%)
ACE Ltd.	1,674	156,619
Aflac, Inc.	2,331	144,499
Allstate Corp.	2,279	115,203
American Express Co.	4,613	348,374
American Int’l. Group, Inc.	7,507	365,065
American Tower Corp.	2,013	149,224
Ameriprise Financial, Inc.	991	90,260

Aon PLC	1,431	106,524
Apartment Investment & Management Co. Cl A	734	20,508
Assurant, Inc.	394	21,315
AvalonBay Communities, Inc.	602	76,508
Bank of America Corp.	55,024	759,331
Bank of New York Mellon Corp.	5,922	178,785
BB&T Corp.	3,501	118,159
Berkshire Hathaway, Inc. Cl B*	8,922	1,012,736
BlackRock, Inc.	611	165,349
Boston Properties, Inc.	746	79,747
Capital One Financial Corp.	2,931	201,477
CBRE Group, Inc.*	1,392	32,197
Charles Schwab Corp.	6,113	129,229
Chubb Corp.	1,272	113,539
Cincinnati Financial Corp.	738	34,804
Citigroup, Inc.	15,275	740,990
CME Group, Inc.	1,553	114,736
Comerica, Inc.	957	37,620
Discover Financial Svcs.	2,436	123,115
E*Trade Financial Corp.*	1,494	24,651
Equity Residential	1,681	90,051
Fifth Third Bancorp	4,526	81,649
Franklin Resources, Inc.	1,953	98,724
Genworth Financial, Inc. Cl A*	2,545	32,551
Goldman Sachs Group, Inc.	2,123	335,880
Hartford Financial Svcs. Group, Inc.	2,367	73,661
HCP, Inc.	2,281	93,407
Health Care REIT, Inc.	1,416	88,330
Host Hotels & Resorts, Inc.	3,797	67,093
Hudson City Bancorp, Inc.	2,422	21,919
Huntington Bancshares, Inc.	4,330	35,766
IntercontinentalExchange, Inc.*	368	66,763
Invesco Ltd.	2,158	68,840
JPMorgan Chase & Co.	19,109	987,744
KeyCorp	4,856	55,358
Kimco Realty Corp.	2,053	41,430
Legg Mason, Inc.	546	18,258
Leucadia National Corp.	1,625	44,265
Lincoln National Corp.	1,423	59,752
Loews Corp.	1,526	71,325
M&T Bank Corp.	666	74,539
Marsh & McLennan Cos., Inc.	2,708	117,933
McGraw-Hill Financial, Inc.	1,325	86,907
MetLife, Inc.	5,877	275,925
Moody’s Corp.	942	66,251
Morgan Stanley	7,079	190,779
Nasdaq OMX Group, Inc.	577	18,516
Northern Trust Corp.	1,133	61,624
NYSE Euronext	1,231	51,677
People’s United Financial, Inc.	1,657	23,828
Plum Creek Timber Co., Inc.	803	37,604
PNC Financial Svcs. Grp., Inc.	2,688	194,746
Principal Financial Grp., Inc.	1,388	59,434
Progressive Corp.	2,724	74,175
ProLogis, Inc.	2,471	92,959
Prudential Financial, Inc.	2,423	188,946
Public Storage	700	112,385
Regions Financial Corp.	7,382	68,357
Simon Property Group, Inc.	1,550	229,756
SLM Corp.	2,207	54,954
State Street Corp.	2,282	150,042

SunTrust Banks, Inc.	2,776	89,998
T. Rowe Price Group, Inc.	1,283	92,286
The Macerich Co.	704	39,734
Torchmark Corp.	472	34,149
Travelers Cos., Inc.	1,837	155,722
U.S. Bancorp	9,322	340,999
Unum Group	1,370	41,703
Ventas, Inc.	1,462	89,913
Vornado Realty Trust	871	73,216
Wells Fargo & Co.	24,463	1,010,811
Weyerhaeuser Co.	2,948	84,401
XL Group PLC	1,421	43,795
Zions Bancorporation	976	26,762
		12,248,156
HEALTH CARE (12.7%)
Abbott Laboratories	7,862	260,940
AbbVie, Inc.	7,694	344,153
Actavis PLC*	880	126,720
Aetna, Inc.	1,976	126,504
Agilent Technologies, Inc.	1,587	81,334
Alexion Pharmaceuticals, Inc.*	998	115,928
Allergan, Inc.	1,461	132,147
AmerisourceBergen Corp.	1,160	70,876
Amgen, Inc.	3,806	426,044
Bard (C.R.), Inc.	404	46,541
Baxter International, Inc.	2,772	182,093
Becton, Dickinson & Co.	976	97,620
Biogen Idec, Inc.*	1,157	278,559
Boston Scientific Corp.*	6,957	81,675
Bristol-Myers Squibb Co.	7,860	363,761
Cardinal Health, Inc.	1,728	90,115
CareFusion Corp.*	1,070	39,483
Celgene Corp.*	2,087	321,252
Cerner Corp.*	1,485	78,037
CIGNA Corp.	1,545	118,749
Covidien PLC	2,262	137,846
DaVita HealthCare Partners, Inc.*	857	48,763
DENTSPLY International, Inc.	728	31,602
Edwards Lifesciences Corp.*	586	40,803
Express Scripts Hldg. Co.*	4,413	272,635
Forest Laboratories, Inc.*	1,204	51,519
Gilead Sciences, Inc.*	7,801	490,215
Hospira, Inc.*	818	32,082
Humana, Inc.	822	76,717
Intuitive Surgical, Inc.*	205	77,135
Johnson & Johnson	14,194	1,230,478
Laboratory Corp. of America Hldgs.*	467	46,298
Life Technologies Corp.*	886	66,299
Lilly (Eli) & Co.	5,018	252,556
McKesson Corp.	1,151	147,673
Medtronic, Inc.	5,081	270,563
Merck & Co., Inc.	14,917	710,198
Mylan, Inc.*	1,966	75,042
Patterson Cos., Inc.	427	17,165
PerkinElmer, Inc.	563	21,253
Perrigo Co.	528	65,108
Pfizer, Inc.	33,381	958,369
Quest Diagnostics, Inc.	775	47,887
Regeneron Pharmaceuticals, Inc.*	385	120,455
St. Jude Medical, Inc.	1,448	77,671
Stryker Corp.	1,487	100,506

Tenet Healthcare Corp.*	499	20,554
Thermo Fisher Scientific, Inc.	1,792	165,133
UnitedHealth Group, Inc.	5,446	389,988
Varian Medical Systems, Inc.*	539	40,279
Vertex Pharmaceuticals, Inc.*	1,230	93,259
Waters Corp.*	429	45,564
WellPoint, Inc.	1,650	137,957
Zimmer Hldgs., Inc.	855	70,230
Zoetis, Inc.	2,454	76,368
		9,888,701
INDUSTRIALS (10.3%)
3M Co.	3,250	388,083
AMETEK, Inc.	1,231	56,651
Boeing Co.	3,369	395,858
Caterpillar, Inc.	3,304	275,454
Cintas Corp.	515	26,368
CSX Corp.	5,129	132,020
Cummins, Inc.	881	117,058
Danaher Corp.	3,049	211,357
Deere & Co.	1,922	156,432
Delta Air Lines, Inc.	4,204	99,172
Dover Corp.	847	76,086
Dun & Bradstreet Corp.	200	20,770
Eaton Corp. PLC	2,307	158,814
Emerson Electric Co.	3,580	231,626
Equifax, Inc.	599	35,850
Expeditors Int’l. of Wash.	1,037	45,690
Fastenal Co.	1,390	69,848
FedEx Corp.	1,391	158,727
Flowserve Corp.	696	43,423
Fluor Corp.	774	54,923
General Dynamics Corp.	1,673	146,421
General Electric Co.	51,296	1,225,461
Grainger (W.W.), Inc.	311	81,392
Honeywell International, Inc.	3,917	325,268
Illinois Tool Works, Inc.	2,049	156,277
Ingersoll-Rand PLC	1,342	87,149
Iron Mountain, Inc.	804	21,724
Jacobs Engineering Group, Inc.*	661	38,457
Joy Global, Inc.	549	28,021
Kansas City Southern	556	60,804
L-3 Communications Hldgs., Inc.	454	42,903
Lockheed Martin Corp.	1,363	173,851
Masco Corp.	1,735	36,921
Nielsen Hldgs. N.V.	1,079	39,330
Norfolk Southern Corp.	1,549	119,815
Northrop Grumman Corp.	1,166	111,073
PACCAR, Inc.	1,762	98,073
Pall Corp.	542	41,756
Parker Hannifin Corp.	739	80,344
Pentair Ltd.	991	64,356
Pitney Bowes, Inc.	966	17,572
Precision Castparts Corp.	742	168,612
Quanta Services, Inc.*	1,033	28,418
Raytheon Co.	1,638	126,241
Republic Services, Inc.	1,352	45,103
Robert Half Int’l., Inc.	699	27,282
Robinson (C.H.) Worldwide, Inc.	781	46,516
Rockwell Automation, Inc.	691	73,896
Rockwell Collins, Inc.	724	49,131
Roper Industries, Inc.	494	65,638

Ryder System, Inc.	263	15,701
Snap-on, Inc.	294	29,253
Southwest Airlines Co.	3,485	50,742
Stanley Black & Decker, Inc.	811	73,452
Stericycle, Inc.*	436	50,314
Textron, Inc.	1,437	39,676
The ADT Corp.	969	39,400
Tyco International Ltd.	2,287	79,999
Union Pacific Corp.	2,294	356,350
United Parcel Service, Inc. Cl B	3,587	327,744
United Technologies Corp.	4,234	456,510
Waste Management, Inc.	2,170	89,491
Xylem, Inc.	931	26,003
		8,016,650
INFORMATION TECHNOLOGY (17.5%)
Accenture Ltd. Cl A	3,162	232,850
Adobe Systems, Inc.*	2,174	112,918
Akamai Technologies, Inc.*	892	46,116
Altera Corp.	1,688	62,726
Amphenol Corp. Cl A	816	63,142
Analog Devices, Inc.	1,591	74,857
Apple, Inc.	4,572	2,179,696
Applied Materials, Inc.	6,151	107,889
Autodesk, Inc.*	1,065	43,846
Automatic Data Processing, Inc.	2,467	178,561
Broadcom Corp. Cl A	2,662	69,239
CA, Inc.	1,661	49,282
Cisco Systems, Inc.	27,349	640,514
Citrix Systems, Inc.*	932	65,809
Cognizant Technology Solutions*	1,489	122,277
Computer Sciences Corp.	743	38,443
Corning, Inc.	7,385	107,747
Dell, Inc.	7,522	103,578
eBay, Inc.*	5,843	325,981
Electronic Arts, Inc.*	1,576	40,267
EMC Corp.	10,736	274,412
F5 Networks, Inc.*	393	33,704
Fidelity Nat’l. Information Svcs., Inc.	1,464	67,988
First Solar, Inc.*	339	13,631
Fiserv, Inc.*	660	66,693
FLIR Systems, Inc.	727	22,828
Google, Inc. Cl A*	1,423	1,246,420
Harris Corp.	545	32,319
Hewlett-Packard Co.	10,135	212,632
Int’l. Business Machines Corp.	5,263	974,602
Intel Corp.	25,332	580,609
Intuit, Inc.	1,503	99,664
Jabil Circuit, Inc.	934	20,249
JDS Uniphase Corp.*	1,213	17,843
Juniper Networks, Inc.*	2,565	50,941
KLA-Tencor Corp.	834	50,749
Lam Research Corp.*	845	43,256
Linear Technology Corp.	1,200	47,592
LSI Corp.	2,823	22,076
MasterCard, Inc. Cl A	518	348,500
Microchip Technology, Inc.	997	40,169
Micron Technology, Inc.*	4,997	87,298
Microsoft Corp.	39,106	1,302,620
Molex, Inc.	704	27,118
Motorola Solutions, Inc.	1,158	68,762
NetApp, Inc.	1,756	74,841

NVIDIA Corp.	2,957	46,011
Oracle Corp.	19,016	630,761
Paychex, Inc.	1,642	66,731
QUALCOMM, Inc.	8,661	583,405
Red Hat, Inc.*	954	44,018
Salesforce.com, inc.*	2,622	136,108
SanDisk Corp.	1,257	74,804
Seagate Technology PLC	1,552	67,884
Symantec Corp.	3,565	88,234
TE Connectivity Ltd.	2,122	109,877
Teradata Corp.*	819	45,405
Teradyne, Inc.*	970	16,024
Texas Instruments, Inc.	5,612	225,995
Total System Services, Inc.	838	24,654
VeriSign, Inc.*	668	33,995
Visa, Inc. Cl A	2,567	490,554
Western Digital Corp.	1,086	68,852
Western Union Co.	2,788	52,024
Xerox Corp.	6,122	62,995
Xilinx, Inc.	1,370	64,198
Yahoo!, Inc.*	4,617	153,100
		13,578,883
MATERIALS (3.4%)
Air Products & Chemicals, Inc.	1,034	110,193
Airgas, Inc.	332	35,209
Alcoa, Inc.	5,331	43,288
Allegheny Technologies, Inc.	509	15,535
Avery Dennison Corp.	501	21,804
Ball Corp.	718	32,224
Bemis Co., Inc.	535	20,870
CF Industries Hldgs., Inc.	275	57,978
Cliffs Natural Resources, Inc.	769	15,765
Dow Chemical Co.	6,164	236,698
Du Pont (E.I.) de Nemours & Co.	4,630	271,133
Eastman Chemical Co.	764	59,516
Ecolab, Inc.	1,346	132,931
FMC Corp.	683	48,985
Freeport-McMoRan Copper & Gold, Inc.	5,156	170,560
Int’l. Flavors & Fragrances, Inc.	411	33,825
International Paper Co.	2,316	103,757
LyondellBasell Inds. N.V. Cl A	2,219	162,497
MeadWestvaco Corp.	912	35,003
Monsanto Co.	2,677	279,398
Newmont Mining Corp.	2,511	70,559
Nucor Corp.	1,572	77,059
Owens-Illinois, Inc.*	820	24,616
PPG Industries, Inc.	709	118,446
Praxair, Inc.	1,475	177,310
Sealed Air Corp.	1,056	28,713
Sherwin-Williams Co.	432	78,702
Sigma-Aldrich Corp.	610	52,033
The Mosaic Co.	1,810	77,866
United States Steel Corp.	725	14,928
Vulcan Materials Co.	669	34,661
		2,642,062
TELECOMMUNICATION SERVICES (2.4%)
AT&T, Inc.	27,202	919,972
CenturyLink, Inc.	3,082	96,713
Crown Castle International Corp.*	1,481	108,157
Frontier Communications Corp.	5,227	21,797
Verizon Communications, Inc.	14,638	683,009

Windstream Hldgs., Inc.	3,032	24,256
		1,853,904
UTILITIES (3.1%)
AES Corp.	3,136	41,677
AGL Resources, Inc.	587	27,020
Ameren Corp.	1,183	41,216
American Electric Power Co., Inc.	2,439	105,731
CenterPoint Energy, Inc.	2,102	50,385
CMS Energy Corp.	1,349	35,506
Consolidated Edison, Inc.	1,481	81,662
Dominion Resources, Inc.	2,921	182,504
DTE Energy Co.	883	58,260
Duke Energy Corp.	3,542	236,535
Edison International	1,636	75,354
Entergy Corp.	910	57,503
Exelon Corp.	4,400	130,416
FirstEnergy Corp.	2,153	78,477
Integrys Energy Group, Inc.	395	22,077
NextEra Energy, Inc.	2,139	171,462
NiSource, Inc.	1,587	49,022
Northeast Utilities	1,576	65,010
NRG Energy, Inc.	1,629	44,521
ONEOK, Inc.	1,021	54,440
Pepco Hldgs., Inc.	1,252	23,112
PG&E Corp.	2,282	93,379
Pinnacle West Capital Corp.	554	30,326
PPL Corp.	3,204	97,338
Public Svc. Enterprise Group, Inc.	2,522	83,049
SCANA Corp.	713	32,827
Sempra Energy	1,141	97,670
Southern Co.	4,401	181,233
TECO Energy, Inc.	1,033	17,086
Wisconsin Energy Corp.	1,151	46,477
Xcel Energy, Inc.	2,550	70,406
		2,381,681
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $53,267,026) 97.1%		75,525,045

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	A-1+	0.03	10/31/13	700,000	699,982
U.S. Treasury Bill (1)	A-1+	0.04	10/10/13	500,000	499,996
					1,199,978
COMMERCIAL PAPER (0.6%)
General Electric Capital Corp.	A-1+	0.13	10/15/13	500,000	499,975
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,953) 2.1%					1,699,953

TEMPORARY CASH INVESTMENTS (2) (Cost: $658,300) 0.8%					658,300

TOTAL INVESTMENTS (Cost: $55,625,279) 100.0%					77,883,298

OTHER NET ASSETS 0.0% (3)					36,557

NET ASSETS 100.0%					$77,919,855

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
Aaron’s, Inc.	2,509	69,499
Advance Auto Parts, Inc.	2,396	198,101
Aeropostale, Inc.*	2,386	22,428
AMC Networks, Inc. Cl A*	1,845	126,346
American Eagle Outfitters, Inc.	5,718	79,995
ANN, Inc.*	1,499	54,294
Apollo Group, Inc.*	3,278	68,215
Ascena Retail Group, Inc.*	4,236	84,423
Bally Technologies, Inc.*	1,298	93,534
Big Lots, Inc.*	1,906	70,694
Bob Evans Farms, Inc.	873	49,997
Brinker International, Inc.	2,220	89,977
Cabela’s, Inc.*	1,604	101,100
Carter’s, Inc.	1,917	145,481
Cheesecake Factory, Inc.	1,630	71,639
Chico’s FAS, Inc.	5,133	85,516
Cinemark Hldgs., Inc.	3,434	108,995
CST Brands, Inc.	2,030	60,494
Deckers Outdoor Corp.*	1,140	75,149
DeVry, Inc.	1,948	59,531
Dick’s Sporting Goods, Inc.	3,270	174,553
Domino’s Pizza, Inc.	1,852	125,843
DreamWorks Animation SKG Cl A*	2,329	66,283
Foot Locker, Inc.	4,964	168,478
Gentex Corp.	4,586	117,356
Guess?, Inc.	1,969	58,775
Hanesbrands, Inc.	3,232	201,386
HSN, Inc.	1,140	61,127
International Speedway Corp. Cl A	914	29,522
Jarden Corp.*	3,840	185,856
KB Home	2,692	48,510
Lamar Advertising Co. Cl A*	2,041	95,988
Life Time Fitness, Inc.*	1,273	65,521
LKQ Corp.*	9,995	318,441
Matthews International Corp. Cl A	917	34,919
MDC Hldgs., Inc.	1,260	37,813
Meredith Corp.	1,200	57,144
Mohawk Industries, Inc.*	1,986	258,677
Murphy USA, Inc.*	1,493	60,302
New York Times Co. Cl A	4,077	51,248
NVR, Inc.*	138	126,848
Office Depot, Inc.*	7,942	38,360
Panera Bread Co. Cl A*	929	147,274
Polaris Industries, Inc.	2,097	270,890
Regis Corp.	1,524	22,372
Rent-A-Center, Inc.	1,778	67,742
Saks, Inc.*	3,433	54,722
Scholastic Corp.	892	25,556
Scientific Games Corp. Cl A*	1,420	22,961
Service Corp. International	6,999	130,321
Signet Jewelers Ltd.	2,602	186,433
Sotheby’s	2,364	116,143
Tempur Sealy Int’l., Inc.*	1,995	87,700
The Wendy’s Co.	9,695	82,214
Thor Industries, Inc.	1,445	83,868
Toll Brothers, Inc.*	4,994	161,955

Tractor Supply Co.	4,682	314,490
Tupperware Brands Corp.	1,713	147,952
Under Armour, Inc. Cl A*	2,735	217,296
Valassis Communications, Inc.	1,290	37,255
Wiley (John) & Sons, Inc. Cl A	1,525	72,727
Williams-Sonoma, Inc.	3,034	170,511
WMS Industries, Inc.*	1,842	47,800
		6,566,540
CONSUMER STAPLES (3.7%)
Church & Dwight Co., Inc.	4,505	270,525
Dean Foods Co.*	3,196	61,683
Energizer Hldgs., Inc.	2,059	187,678
Flowers Foods, Inc.	5,741	123,087
Green Mountain Coffee Roasters, Inc.*	4,421	333,030
Harris Teeter Supermarkets, Inc.	1,660	81,655
Hillshire Brands Co.	4,122	126,710
Ingredion, Inc.	2,505	165,756
Lancaster Colony Corp.	636	49,792
Post Hldgs., Inc.*	1,065	42,994
SUPERVALU, Inc.*	6,125	50,409
Tootsie Roll Industries, Inc.	663	20,434
United Natural Foods, Inc.*	1,668	112,123
Universal Corp.	768	39,114
WhiteWave Foods Co. Cl A*	5,769	115,207
		1,780,197
ENERGY (5.5%)
Alpha Natural Resources, Inc.*	7,359	43,860
Arch Coal, Inc.	7,026	28,877
Atwood Oceanics, Inc.*	1,969	108,374
Bill Barrett Corp.*	1,613	40,502
CARBO Ceramics, Inc.	661	65,512
Cimarex Energy Co.	2,908	280,331
Dresser-Rand Group, Inc.*	2,599	162,178
Dril-Quip, Inc.*	1,343	154,109
Energen Corp.	2,288	174,780
Helix Energy Solutions Group*	3,345	84,863
HollyFrontier Corp.	6,809	286,727
Oceaneering Int’l., Inc.	3,630	294,901
Oil States International, Inc.*	1,755	181,572
Patterson-UTI Energy, Inc.	4,663	99,695
Rosetta Resources, Inc.*	1,932	105,217
SM Energy Co.	2,237	172,674
Superior Energy Services, Inc.*	5,338	133,664
Tidewater, Inc.	1,622	96,168
Unit Corp.*	1,457	67,736
World Fuel Services Corp.	2,484	92,678
		2,674,418
FINANCIALS (21.9%)
Affiliated Managers Group, Inc.*	1,766	322,542
Alexander & Baldwin, Inc.*	1,427	51,401
Alexandria Real Estate Equities, Inc.	2,294	146,472
Alleghany Corp.*	557	228,175
American Campus Communities, Inc.	3,539	120,857
American Financial Group, Inc.	2,364	127,798
Apollo Investment Corp.	7,745	63,122
Aspen Insurance Hldgs. Ltd.	2,219	80,528
Associated Banc-Corp.	5,593	86,636
Astoria Financial Corp.	2,831	35,218
BancorpSouth, Inc.	2,804	55,912
Bank of Hawaii Corp.	1,467	79,878
Berkley (W.R.) Corp.	3,533	151,424

BioMed Realty Trust, Inc.	6,332	117,712
BRE Properties, Inc.	2,545	129,184
Brown & Brown, Inc.	3,913	125,607
Camden Property Trust	2,855	175,411
Cathay General Bancorp	2,416	56,462
CBOE Holdings, Inc.	2,990	135,238
City National Corp.	1,630	108,656
Commerce Bancshares, Inc.	2,587	113,336
Corporate Office Pptys. Trust	2,830	65,373
Corrections Corp. of America	3,845	132,845
Cullen/Frost Bankers, Inc.	1,755	123,815
Duke Realty Corp.	10,349	159,789
East West Bancorp, Inc.	4,501	143,807
Eaton Vance Corp.	3,966	154,000
Equity One, Inc.	2,035	44,485
Essex Property Trust, Inc.	1,253	185,068
Everest Re Group Ltd.	1,609	233,965
Extra Space Storage, Inc.	3,379	154,589
Federal Realty Investment Trust	2,155	218,625
Federated Investors, Inc. Cl B	3,244	88,107
Fidelity Nat’l. Financial, Inc. Cl A	6,896	183,434
First American Financial Corp.	3,382	82,352
First Horizon National Corp.	8,018	88,118
First Niagara Financial Group, Inc.	12,335	127,914
FirstMerit Corp.	5,479	118,949
Fulton Financial Corp.	6,506	75,990
Gallagher (Arthur J.) & Co.	4,211	183,810
Greenhill & Co., Inc.	859	42,847
Hancock Hldg. Co.	2,780	87,236
Hanover Insurance Group, Inc.	1,429	79,052
HCC Insurance Hldgs., Inc.	3,270	143,291
Highwoods Properties, Inc.	2,918	103,035
Home Properties, Inc.	1,871	108,050
Hospitality Properties Trust	4,592	129,954
International Bancshares Corp.	1,923	41,594
Janus Capital Group, Inc.	5,013	42,661
Jones Lang LaSalle, Inc.	1,457	127,196
Kemper Corp.	1,749	58,766
Kilroy Realty Corp.	2,669	133,317
Liberty Property Trust	4,614	164,258
Mack-Cali Realty Corp.	2,867	62,902
Mercury General Corp.	1,173	56,668
MSCI, Inc. Cl A*	3,970	159,832
National Retail Pptys., Inc.	4,056	129,062
New York Community Bancorp, Inc.	14,891	225,003
Old Republic Int’l. Corp.	7,796	120,058
Omega Healthcare Investors, Inc.	3,878	115,836
Potlatch Corp.	1,309	51,941
Primerica, Inc.	1,798	72,531
Prosperity Bancshares, Inc.	1,860	115,022
Protective Life Corp.	2,729	116,119
Raymond James Financial, Inc.	4,119	171,639
Rayonier, Inc.	4,146	230,725
Realty Income Corp.	6,453	256,507
Regency Centers Corp.	2,993	144,712
Reinsurance Grp. of America, Inc.	2,376	159,168
SEI Investments Co.	4,774	147,564
Senior Housing Pptys. Trust	6,286	146,715
Signature Bank*	1,603	146,707
SL Green Realty Corp	3,033	269,452
StanCorp Financial Group, Inc.	1,514	83,300

SVB Financial Group*	1,552	134,046
Synovus Financial Corp.	33,481	110,487
Taubman Centers, Inc.	2,118	142,563
TCF Financial Corp.	5,704	81,453
Trustmark Corp.	2,231	57,114
UDR, Inc.	8,313	197,018
Valley National Bancorp	6,830	67,959
Waddell & Reed Financial, Inc. Cl A	2,809	144,607
Washington Federal, Inc.	3,645	75,379
Webster Financial Corp.	3,061	78,147
Weingarten Realty Investors	3,624	106,292
Westamerica Bancorporation	869	43,224
		10,557,613
HEALTH CARE (8.7%)
Allscripts Healthcare Solutions, Inc.*	5,205	77,398
Bio-Rad Laboratories, Inc. Cl A*	677	79,588
Charles River Laboratories Int’l., Inc.*	1,687	78,041
Community Health Systems, Inc.	3,208	133,132
Cooper Companies, Inc.	1,656	214,767
Covance, Inc.*	1,891	163,496
Cubist Pharmaceuticals, Inc.*	2,131	135,425
Endo Health Solutions, Inc.*	3,748	170,309
Health Management Associates, Inc. Cl A*	8,715	111,552
Health Net, Inc.*	2,726	86,414
Hill-Rom Hldgs., Inc.	1,954	70,012
HMS Hldgs. Corp.*	2,930	63,024
Hologic, Inc.*	9,127	188,473
IDEXX Laboratories, Inc.*	1,736	172,992
LifePoint Hospitals, Inc.*	1,603	74,748
Mallinckrodt PLC*	1,955	86,196
Masimo Corp.	1,672	44,542
MEDNAX, Inc.*	1,714	172,086
Mettler-Toledo Int’l., Inc.*	982	235,768
Omnicare, Inc.	3,551	197,081
Owens & Minor, Inc.	2,123	73,435
ResMed, Inc.	4,732	249,944
Salix Pharmaceuticals Ltd.*	2,074	138,709
Schein (Henry), Inc.*	2,894	300,108
STERIS Corp.	1,919	82,440
Techne Corp.	1,058	84,703
Teleflex, Inc.	1,324	108,939
Thoratec Corp.*	1,894	70,627
United Therapeutics Corp.*	1,528	120,483
Universal Health Svcs., Inc. Cl B	2,942	220,621
VCA Antech, Inc.*	2,996	82,270
WellCare Health Plans, Inc.*	1,508	105,168
		4,192,491
INDUSTRIALS (15.6%)
Acuity Brands, Inc.	1,420	130,668
AECOM Technology Corp.*	3,289	102,847
AGCO Corp.	2,980	180,052
Alaska Air Group, Inc.	2,275	142,461
Alliant TechSystems, Inc.	1,085	105,853
B/E Aerospace, Inc.*	3,264	240,948
Carlisle Cos., Inc.	2,115	148,663
CLARCOR, Inc.	1,719	95,456
Clean Harbors, Inc.*	1,871	109,753
Con-way, Inc.	1,938	83,508
Copart, Inc.*	3,722	118,322
Corporate Executive Board Co.	1,081	78,502
Crane Co.	1,587	97,870

Deluxe Corp.	1,636	68,156
Donaldson Co., Inc.	4,511	172,004
Donnelley (R.R.) & Sons Co.	6,406	101,215
Esterline Technologies Corp.*	1,055	84,284
Exelis, Inc.	6,219	97,700
Fortune Brands Home & Security, Inc.	5,503	229,090
FTI Consulting, Inc.*	1,292	48,838
GATX Corp.	1,529	72,658
General Cable Corp.	1,628	51,689
Genesee & Wyoming, Inc. Cl A*	1,405	130,623
Graco, Inc.	2,026	150,046
Granite Construction, Inc.	1,161	35,527
Harsco Corp.	2,649	65,960
HNI Corp.	1,448	52,389
Hubbell, Inc. Cl B	1,787	187,170
Hunt (J.B.) Transport Svcs., Inc.	3,020	220,249
Huntington Ingalls Industries, Inc.	1,666	112,288
IDEX Corp.	2,666	173,957
ITT Corp.	2,965	106,592
JetBlue Airways Corp*	7,054	46,980
KBR, Inc.	4,724	154,191
Kennametal, Inc.	2,577	117,511
Kirby Corp.*	1,940	167,907
Landstar System, Inc.	1,525	85,370
Lennox International, Inc.	1,514	113,944
Lincoln Electric Hldgs., Inc.	2,714	180,807
Manpowergroup, Inc.	2,620	190,579
Matson, Inc.	1,402	36,774
Miller (Herman), Inc.	1,824	53,224
Mine Safety Appliances Co.	1,038	53,571
MSC Industrial Direct Co., Inc. Cl A	1,603	130,404
Nordson Corp.	1,979	145,714
Oshkosh Corp.*	2,792	136,752
Regal-Beloit Corp.	1,468	99,721
Rollins, Inc.	2,105	55,804
SPX Corp.	1,476	124,929
Terex Corp.*	3,437	115,483
The Brink’s Co.	1,577	44,629
Timken Co.	2,662	160,785
Towers Watson & Co. Cl A	1,988	212,636
Trinity Industries, Inc.	2,602	118,001
Triumph Group, Inc.	1,906	133,839
United Rentals, Inc.*	3,098	180,582
URS Corp.	2,437	130,989
UTI Worldwide, Inc.	2,954	44,635
Valmont Industries, Inc.	856	118,907
Wabtec Corp.	3,149	197,978
Waste Connections, Inc.	4,017	182,412
Watsco, Inc.	892	84,089
Werner Enterprises, Inc.	1,590	37,095
Woodward, Inc.	1,992	81,333
		7,532,913
INFORMATION TECHNOLOGY (15.7%)
3D Systems Corp.*	3,030	163,590
ACI Worldwide, Inc.*	1,287	69,575
Acxiom Corp.*	2,437	69,186
Adtran, Inc.	1,944	51,788
Advanced Micro Devices, Inc.*	20,508	77,930
Advent Software, Inc.	1,306	41,466
Alliance Data Systems Corp.*	1,610	340,462
ANSYS, Inc.*	3,159	273,317

AOL, Inc.	2,495	86,277
Arrow Electronics, Inc.*	3,355	162,818
Atmel Corp.*	14,346	106,734
Avnet, Inc.	4,585	191,240
Broadridge Financial Solutions, Inc.	3,918	124,397
Cadence Design Systems, Inc.*	9,553	128,966
Ciena Corp.*	3,451	86,206
CommVault Systems, Inc.*	1,438	126,300
Compuware Corp.	7,172	80,326
Concur Technologies, Inc.*	1,523	168,292
Convergys Corp.	3,360	63,000
CoreLogic, Inc.*	3,054	82,611
Cree, Inc.*	3,952	237,871
Cypress Semiconductor Corp.	4,618	43,132
Diebold, Inc.	2,152	63,183
DST Systems, Inc.	985	74,279
Equinix, Inc.*	1,594	292,738
FactSet Research Systems, Inc.	1,376	150,122
Fair Isaac Corp.	1,141	63,074
Fairchild Semiconductor Int’l., Inc.*	4,066	56,477
Gartner, Inc.*	3,034	182,040
Global Payments, Inc.	2,512	128,313
Henry (Jack) & Associates, Inc.	2,827	145,901
Informatica Corp.*	3,368	131,251
Ingram Micro, Inc. Cl A*	5,058	116,587
Integrated Device Technology, Inc.*	4,587	43,210
InterDigital, Inc.	1,378	51,441
International Rectifier Corp.*	2,380	58,953
Intersil Corp. Cl A	4,281	48,076
Itron, Inc.*	1,246	53,366
Leidos Hldgs., Inc.	2,509	114,198
Lender Processing Svcs., Inc.	2,806	93,356
Lexmark International, Inc. Cl A	2,114	69,762
ManTech International Corp. Cl A	782	22,490
Mentor Graphics Corp.	3,234	75,579
MICROS Systems, Inc.*	2,575	128,596
Monster Worldwide, Inc.*	4,008	17,715
National Instruments Corp.	3,178	98,296
NCR Corp.*	5,443	215,597
NeuStar, Inc. Cl A*	2,177	107,718
Plantronics, Inc.	1,426	65,667
Polycom, Inc.*	5,658	61,785
PTC, Inc.*	3,882	110,365
Rackspace Hosting, Inc.*	3,706	195,529
RF Micro Devices, Inc.*	9,094	51,290
Riverbed Technology, Inc.*	5,473	79,851
Rovi Corp.*	3,311	63,472
Science Applications Int’l. Corp.*	1,434	48,383
Semtech Corp.*	2,256	67,657
Silicon Laboratories, Inc.*	1,309	55,907
Skyworks Solutions, Inc.*	6,178	153,462
SolarWinds, Inc.*	2,312	81,059
Solera Hldgs., Inc.	2,295	121,337
SunEdison, Inc.*	7,583	60,437
Synopsys, Inc.*	5,122	193,099
Tech Data Corp.*	1,261	62,937
TIBCO Software, Inc.*	4,845	123,984
Trimble Navigation Ltd.*	8,301	246,623
ValueClick, Inc.*	2,501	52,146
VeriFone Systems, Inc.*	3,516	80,376
Vishay Intertechnology, Inc.*	4,409	56,832

WEX, Inc.*	1,275	111,881
Zebra Technologies Corp. Cl A*	1,708	77,765
		7,599,646
MATERIALS (6.8%)
Albemarle Corp.	2,729	171,763
AptarGroup, Inc.	2,176	130,843
Ashland, Inc.	2,381	220,195
Cabot Corp.	1,953	83,413
Carpenter Technology Corp.	1,742	101,228
Commercial Metals Co.	3,762	63,766
Compass Minerals Int’l., Inc.	1,130	86,185
Cytec Industries, Inc.	1,213	98,690
Domtar Corp.	1,051	83,470
Eagle Materials, Inc.	1,657	120,215
Greif, Inc. Cl A	1,037	50,844
Intrepid Potash, Inc.	1,698	26,625
Louisiana-Pacific Corp.*	4,462	78,487
Martin Marietta Materials, Inc.	1,605	157,563
Minerals Technologies, Inc.	1,115	55,048
NewMarket Corp.	386	111,133
Olin Corp.	2,634	60,766
Packaging Corp. of America	3,045	173,839
Reliance Steel & Aluminum Co.	2,451	179,585
Rock-Tenn Co. Cl A	2,616	264,922
Royal Gold, Inc.	2,245	109,242
RPM International, Inc.	4,336	156,963
Scotts Miracle-Gro Co. Cl A	1,484	81,665
Sensient Technologies Corp.	1,606	76,911
Silgan Hldgs., Inc.	1,459	68,573
Sonoco Products Co.	3,348	130,371
Steel Dynamics, Inc.	7,481	125,008
Valspar Corp.	2,657	168,534
Worthington Industries, Inc.	1,719	59,185
		3,295,032
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	3,317	98,017
tw telecom inc*	4,826	144,129
		242,146
UTILITIES (4.8%)
Alliant Energy Corp.	3,680	182,344
Aqua America, Inc.	5,834	144,275
Atmos Energy Corp.	2,958	125,981
Black Hills Corp.	1,462	72,895
Cleco Corp.	1,990	89,232
Great Plains Energy, Inc.	5,025	111,555
Hawaiian Electric Industries, Inc.	3,279	82,303
Idacorp, Inc.	1,639	79,328
MDU Resources Group	6,160	172,295
National Fuel Gas Co.	2,770	190,465
NV Energy, Inc.	7,905	186,637
OGE Energy Corp.	6,458	233,069
PNM Resources, Inc.	2,579	58,363
Questar Corp.	5,964	134,130
UGI Corp.	3,735	146,151
Vectren Corp.	2,709	90,345
Westar Energy, Inc.	4,193	128,515
WGL Hldgs., Inc.	1,710	73,034
		2,300,917
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $33,944,375) 96.8%		46,741,913

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.04	10/10/13	300,000	299,997
COMMERCIAL PAPER (1.0%)
Toyota Motor Credit Corp.	A-1+	0.08	10/07/13	500,000	499,994
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,991) 1.6%					799,991

TEMPORARY CASH INVESTMENTS (2) (Cost: $846,700) 1.8%					846,700

TOTAL INVESTMENTS (Cost: $35,591,066) 100.2%					48,388,604

OTHER NET ASSETS -0.2%					(86,001)

NET ASSETS 100.0%					$48,302,603

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.3%)
Aeropostale, Inc.*	2,680	25,192
Bassett Furniture Industries, Inc.	11,488	185,991
bebe stores, inc.	6,813	41,491
Deckers Outdoor Corp.*	2,119	139,684
Pep Boys - Manny, Moe & Jack*	8,417	104,960
Rent-A-Center, Inc.	2,955	112,586
Ruby Tuesday, Inc.*	11,068	83,010
Shutterfly, Inc.*	3,411	190,607
Wolverine World Wide, Inc.	3,425	199,438
		1,082,959
CONSUMER STAPLES (3.0%)
Crimson Wine Group Ltd.*	2,740	26,167
Farmer Brothers Co.*	5,163	77,755
Prestige Brands Hldgs., Inc.*	4,654	140,178
The Pantry, Inc.*	7,447	82,513
Vector Group Ltd.	3,795	61,095
		387,708
ENERGY (6.4%)
Carrizo Oil and Gas, Inc.*	5,120	191,027
Endeavour International Corp.*	14,260	76,291
Energy XXI (Bermuda) Ltd.	8,661	261,562
Gasco Energy, Inc.*	83,679	1,782
Gulf Coast Ultra Deep Royalty Trust*	28,038	61,123
Helix Energy Solutions Group*	3,160	80,169
PBF Energy, Inc.	5,912	132,724
Saratoga Resources, Inc.*	14,206	33,810
		838,488
FINANCIALS (34.3%)
Agree Realty Corp.	875	26,408
Ashford Hospitality Trust, Inc.	6,971	86,022
Aspen Insurance Hldgs. Ltd.	2,295	83,286
BancFirst Corp.	1,668	90,189
Bank of Marin Bancorp	1,003	41,675
Banner Corp.	2,318	88,455
Brookline Bancorp, Inc.	10,292	96,848
Bryn Mawr Bank Corp.	3,013	81,261
Cash America Int’l., Inc.	1,994	90,288
Chatham Lodging Trust	2,890	51,615
Chesapeake Lodging Trust	4,824	113,557
Colonial Properties Trust*	5,345	120,209
Columbia Banking System, Inc.	2,274	56,168
Customers Bancorp, Inc.*	3,426	55,159
Dime Community Bancshares	4,717	78,538
Eagle Bancorp, Inc.*	2,114	59,805
EastGroup Properties, Inc.	848	50,210
Ellington Financial LLC	8,100	182,007
Equity Lifestyle Properties, Inc.	4,368	149,255
FBR & Co.*	1,947	52,199
FelCor Lodging Trust, Inc.*	16,265	100,192
First Interstate BancSytem, Inc.	4,647	112,225
Flushing Financial Corp.	2,909	53,671
Forest City Enterprises, Inc. Cl A*	7,849	148,660
Glacier Bancorp, Inc.	5,679	140,328
Highwoods Properties, Inc.	3,428	121,043
Investors Bancorp, Inc.	5,255	114,979
Janus Capital Group, Inc.	9,300	79,143
Marlin Business Svcs. Corp.	4,167	104,008
MB Financial, Inc.	4,208	118,834

Meadowbrook Insurance Group, Inc.	15,018	97,617
National Bank Hldgs. Corp. Cl A	3,944	81,010
Northfield Bancorp, Inc.	5,752	69,829
Parkway Properties, Inc.	2,415	42,915
Pennsylvania REIT	4,542	84,935
PHH Corp.*	4,264	101,227
PrivateBancorp, Inc.	3,411	72,995
ProAssurance Corp.	3,894	175,464
Prosperity Bancshares, Inc.	1,966	121,577
S.Y. Bancorp, Inc.	3,881	109,949
Select Income REIT	5,360	138,288
Sovran Self Storage, Inc.	460	34,813
SVB Financial Group*	1,720	148,556
Symetra Financial Corp.	9,087	161,930
Terreno Realty Corp.	2,662	47,277
Tower Group, Inc.	5,411	37,877
UMB Financial Corp.	1,756	95,421
Urstadt Biddle Pptys., Inc. Cl A	2,720	54,074
Westamerica Bancorporation	1,447	71,974
		4,493,965
HEALTH CARE (4.2%)
Ani Pharmaceuticals, Inc.*	265	2,589
Capital Senior Living Corp.*	2,999	63,429
Computer Programs & Systems, Inc.	1,739	101,732
Ensign Group, Inc.	790	32,477
Harvard Bioscience, Inc.*	12,578	66,160
QLT, Inc.	18,835	87,206
Solta Medical, Inc.*	18,820	38,957
Supernus Pharmaceuticals, Inc.*	8,343	61,154
TearLab Corp.*	5,400	59,724
Universal American Corp.	5,496	41,880
		555,308
INDUSTRIALS (11.6%)
Alaska Air Group, Inc.	1,895	118,665
American Railcar Inds., Inc	4,385	172,024
AZZ, Inc.	4,838	202,519
Deluxe Corp.	1,120	46,659
Encore Wire Corp.	3,141	123,881
Miller Industries, Inc.	7,581	128,725
Mueller Industries, Inc.	5,050	281,134
Old Dominion Freight Line, Inc.*	5,800	266,742
Orbital Sciences Corp.*	4,454	94,336
Wabash National Corp.*	6,638	77,399
		1,512,084
INFORMATION TECHNOLOGY (11.3%)
Anixter International, Inc.*	1,213	106,332
ARRIS Group, Inc.*	4,990	85,129
Coherent, Inc.	1,081	66,427
CommVault Systems, Inc.*	1,019	89,499
Emulex Corp.*	9,788	75,955
Fairchild Semiconductor Int’l., Inc.*	4,173	57,963
Imation Corp.*	13,395	54,920
Informatica Corp.*	882	34,372
LogMeIn, Inc.*	1,704	52,909
Microsemi Corp.*	3,508	85,069
MKS Instruments, Inc.	2,350	62,487
Monolithic Power Systems, Inc.	3,122	94,534
Nanometrics, Inc.*	4,191	67,559
PTC, Inc.*	1,193	33,917
Richardson Electronics Ltd.	13,791	156,804
Semtech Corp.*	1,067	31,999

Sourcefire, Inc.*	2,341	177,729
TIBCO Software, Inc.*	3,401	87,032
TTM Technologies, Inc.*	5,572	54,327
		1,474,963
MATERIALS (10.5%)
Boise, Inc.	24,562	309,479
Commercial Metals Co.	5,400	91,530
Copper Mountain Mining Corp.*	7,549	12,599
Crown Hldgs., Inc.*	4,816	203,620
Horsehead Hldg. Corp.*	5,220	65,041
Kaiser Aluminum Corp.	3,260	232,275
Kraton Performance Polymers, Inc.*	2,680	52,501
LSB Industries, Inc.*	780	26,153
McEwen Mining, Inc.*	10,165	24,396
Schnitzer Steel Industries, Inc. Cl A	3,983	109,692
Silgan Hldgs., Inc.	4,481	210,607
Universal Stainless & Alloy Products, Inc.*	1,190	38,306
		1,376,199
TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	4,056	69,925

UTILITIES (5.2%)
Avista Corp.	4,729	124,846
Black Hills Corp.	1,923	95,881
Idacorp, Inc.	2,448	118,483
Northwest Natural Gas Co.	1,499	62,928
PNM Resources, Inc.	4,238	95,906
Portland General Electric Co.	2,514	70,970
UNS Energy Corp.	2,311	107,739
		676,753
TOTAL COMMON STOCKS (Cost: $10,275,605) 95.3%		12,468,352

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	28,818
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.2%		28,818

TEMPORARY CASH INVESTMENTS (4) (Cost: $450,000) 3.4%		450,000

TOTAL INVESTMENTS (Cost: $10,734,425) 98.9%		12,947,170

OTHER NET ASSETS 1.1%		139,296

NET ASSETS 100.0%		$13,086,466

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.0%)
Aeropostale, Inc.*	4,893	45,994
AFC Enterprises, Inc.*	4,562	198,858
American Axle & Mfg. Hldgs., Inc.*	4,814	94,932
Bally Technologies, Inc.*	1,199	86,400
Cinemark Hldgs., Inc.	2,768	87,856
Deckers Outdoor Corp.*	1,351	89,058
Drew Industries, Inc.	1,666	75,870
Francesca’s Hldgs. Corp.*	1,834	34,186
Haverty Furniture Cos., Inc.	3,492	85,659
Hibbett Sports, Inc.*	844	47,391
HSN, Inc.	1,064	57,052
Monro Muffler Brake, Inc.	1,607	74,709
Red Robin Gourmet Burgers, Inc.*	2,765	196,592
Rent-A-Center, Inc.	2,260	86,106
Shutterfly, Inc.*	2,522	140,929
Sotheby’s	1,104	54,240
Steiner Leisure Ltd.*	666	38,914
Steve Madden Ltd.*	1,418	76,331
Summer Infant, Inc.*	10,947	30,323
Wolverine World Wide, Inc.	1,821	106,037
		1,707,437
CONSUMER STAPLES (4.6%)
Darling International, Inc.*	3,118	65,977
Hain Celestial Group, Inc.*	1,019	78,585
Pinnacle Foods, Inc.	2,443	64,666
Susser Hldgs. Corp.*	1,960	104,174
TreeHouse Foods, Inc.*	662	44,241
Vector Group Ltd.	2,682	43,175
Village Super Market, Inc. Cl A	1,522	57,866
		458,684
ENERGY (3.9%)
Energy XXI (Bermuda) Ltd.	2,873	86,765
Helix Energy Solutions Group*	2,093	53,099
Kodiak Oil & Gas Corp.*	3,220	38,833
PBF Energy, Inc.	3,034	68,113
PDC Energy, Inc.*	1,043	62,100
Sanchez Energy Corp.*	230	6,074
Synergy Resources Corp.*	1,455	14,186
Targa Resources Corp.	892	65,080
		394,250
FINANCIALS (6.8%)
American Assets Trust, Inc.	1,553	47,382
AmREIT, Inc. Cl B	2,098	36,400
Ashford Hospitality Trust, Inc.	3,317	40,932
Endurance Specialty Hldgs. Ltd.	1,463	78,592
Financial Engines, Inc.	1,170	69,545
iShares Micro-Cap ETF	1,082	73,955
Oritani Financial Corp.	2,970	48,886
PS Business Parks, Inc.	645	48,130
Sabra Health Care REIT, Inc.	3,648	83,940
Starwood Property Trust, Inc.	2,082	49,906
Stifel Financial Corp.*	1,620	66,776
Texas Capital Bancshares, Inc.*	858	39,442
		683,886
HEALTH CARE (20.7%)
Abiomed, Inc.*	3,979	75,880
Acorda Therapeutics, Inc.*	864	29,618

Align Technology, Inc.*	550	26,455
Alnylam Pharmaceuticals, Inc.*	1,399	89,550
athenahealth, Inc.*	581	63,073
BioScrip, Inc.*	8,560	75,157
BioSpecifics Technologies Corp.*	1,455	28,329
Bruker Corp.*	2,329	48,094
Cepheid, Inc.*	1,210	47,238
Coronado Biosciences, Inc.*	4,541	31,878
Cubist Pharmaceuticals, Inc.*	1,306	82,996
Cyberonics, Inc.*	1,027	52,110
DexCom, Inc.*	3,460	97,676
Emergent Biosolutions, Inc.*	2,148	40,919
Ensign Group, Inc.	1,329	54,635
Exact Sciences Corp.*	4,326	51,090
HeartWare International, Inc.*	413	30,236
Insulet Corp.*	2,317	83,968
Isis Pharmaceuticals, Inc.*	1,055	39,605
Mazor Robotics Ltd. ADR*	2,817	47,607
Medicines Co.*	552	18,503
MWI Veterinary Supply, Inc.*	546	81,551
Neogen Corp.*	1,289	78,268
Omeros Corp.*	3,402	33,170
Orexigen Therapeutics, Inc.*	2,407	14,779
PAREXEL International Corp.*	2,117	106,337
Pharmacyclics, Inc.*	767	106,168
QLT, Inc.	4,965	22,988
Questcor Pharmaceuticals, Inc.	1,850	107,300
Salix Pharmaceuticals Ltd.*	912	60,995
Seattle Genetics, Inc.*	1,149	50,361
Sunesis Pharmaceuticals, Inc.*	2,845	14,111
Supernus Pharmaceuticals, Inc.*	9,343	68,484
Synageva BioPharma Corp.*	439	27,793
Synta Pharmaceuticals Corp.*	3,381	21,334
TearLab Corp.*	1,350	14,931
Thoratec Corp.*	810	30,205
Threshold Pharmaceuticals, Inc.*	2,356	10,955
Vascular Solutions, Inc.*	2,590	43,512
WellCare Health Plans, Inc.*	972	67,787
		2,075,646
INDUSTRIALS (15.1%)
Allegiant Travel Co.	687	72,382
Astronics Corp.*	3,573	177,614
AZZ, Inc.	1,376	57,599
Beacon Roofing Supply, Inc.*	1,971	72,671
CIRCOR International, Inc.	1,565	97,312
Corporate Executive Board Co.	1,519	110,310
EnPro Industries, Inc.*	1,840	110,786
Healthcare Svcs. Group, Inc.	3,450	88,872
Mueller Water Product, Inc. Cl A	8,466	67,643
Old Dominion Freight Line, Inc.*	2,626	120,770
On Assignment, Inc.*	4,441	146,553
Raven Industries, Inc.	3,663	119,817
Sun Hydraulics Corp.	1,575	57,094
Teledyne Technologies, Inc.*	1,046	88,837
The Advisory Board Co.*	1,675	99,629
USG Corp.*	1,139	32,553
		1,520,442
INFORMATION TECHNOLOGY (25.0%)
Anixter International, Inc.*	900	78,894
ARRIS Group, Inc.*	5,829	99,443
Aspen Technology, Inc.*	1,099	37,970

Brightcove, Inc.*	8,965	100,856
Calamp Corp.*	4,100	72,283
Cavium, Inc.*	2,343	96,532
CommVault Systems, Inc.*	1,972	173,201
comScore, Inc.*	2,937	85,085
Cornerstone OnDemand, Inc.*	1,186	61,008
CoStar Group, Inc.*	363	60,948
Datalink Corp.*	4,437	59,988
FEI Company	749	65,762
Heartland Payment Systems, Inc.	1,381	54,853
iGATE Corp.*	3,673	101,962
Immersion Corp.*	1,038	13,702
Imperva, Inc.*	2,143	90,049
Informatica Corp.*	1,701	66,288
Jive Software, Inc.*	2,935	36,688
LogMeIn, Inc.*	1,790	55,580
MAXIMUS, Inc.	2,533	114,086
Microsemi Corp.*	2,420	58,685
Monolithic Power Systems, Inc.	3,590	108,705
Nanometrics, Inc.*	3,611	58,209
Plantronics, Inc.	889	40,938
Proofpoint, Inc.*	1,423	45,707
PTC, Inc.*	2,441	69,398
QLIK Technologies, Inc.*	2,166	74,164
Responsys, Inc.*	5,653	93,275
Rogers Corp.*	1,922	114,321
Synaptics, Inc.*	1,468	65,003
Teradyne, Inc.*	2,857	47,198
TIBCO Software, Inc.*	2,341	59,906
Ultimate Software Group, Inc.*	353	52,032
ValueClick, Inc.*	2,029	42,305
WEX, Inc.*	676	59,319
		2,514,343
MATERIALS (3.6%)
Axiall Corp.	538	20,331
Clearwater Paper Corp.*	1,037	49,537
CVR Partners LP	2,679	47,418
Landec Corp.*	7,903	96,417
McEwen Mining, Inc.*	9,489	22,774
Silgan Hldgs., Inc.	1,198	56,306
Stepan Co.	1,248	72,047
		364,830
TELECOMMUNICATION SERVICES (0.9%)
Boingo Wireless, Inc.*	7,181	50,267
Consolidated Comms. Hldgs., Inc.	2,431	41,910
		92,177
UTILITIES (0.6%)
NorthWestern Corp.	1,284	57,677

TOTAL COMMON STOCKS (Cost: $7,501,288) 98.2%		9,869,372

TEMPORARY CASH INVESTMENTS (4) (Cost: $100,000) 1.0%		100,000

TOTAL INVESTMENTS (Cost: $7,601,288) 99.2%		9,969,372

OTHER NET ASSETS 0.8%		74,987

NET ASSETS 100.0%		$10,044,359

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.5%)
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,910,077
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	356,975
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	2,849,795
					6,116,847
U.S. GOVERNMENT AGENCIES (29.7%)
MORTGAGE-BACKED OBLIGATIONS (29.7%)
FHARM	AA+	0.71	04/01/37	37,126	39,389
FHARM	AA+	0.71	09/01/39	65,365	69,839
FHARM	AA+	2.90	04/01/37	54,522	57,722
FHARM	AA+	5.24	02/01/36	48,086	51,126
FHARM	AA+	5.43	05/01/37	34,731	37,147
FHARM	AA+	5.77	03/01/37	23,500	24,530
FHLMC	AA+	2.50	09/01/27	452,544	455,960
FHLMC	AA+	3.00	06/01/27	233,264	241,550
FHLMC	AA+	3.00	08/01/27	437,555	453,097
FHLMC	AA+	3.50	01/01/43	492,638	500,394
FHLMC	AA+	4.00	02/01/25	92,638	98,141
FHLMC	AA+	4.00	03/01/41	332,381	347,587
FHLMC	AA+	4.00	07/01/41	306,223	320,178
FHLMC	AA+	4.00	06/01/42	358,198	374,521
FHLMC	AA+	4.00	06/01/42	433,663	453,570
FHLMC	AA+	4.50	03/01/34	165,917	177,064
FHLMC	AA+	4.50	08/01/34	87,458	93,269
FHLMC	AA+	4.50	08/15/35	65,688	73,962
FHLMC	AA+	5.00	02/01/26	39,372	42,631
FHLMC	AA+	5.00	10/01/40	543,798	588,965
FHLMC	AA+	5.50	03/01/21	52,361	56,068
FHLMC	AA+	5.50	07/01/32	66,612	72,441
FHLMC	AA+	5.50	05/01/33	64,103	70,014
FHLMC	AA+	5.50	08/15/33	7,054	7,108
FHLMC	AA+	5.50	06/01/37	181,230	195,982
FHLMC	AA+	6.00	07/15/29	52,047	57,275
FHLMC	AA+	6.00	03/15/32	54,592	60,529
FHLMC Strip	AA+	3.00	01/15/43	481,645	482,025
FNMA	AA+	2.42	05/01/43	475,904	464,626
FNMA	AA+	3.00	06/01/33	491,839	484,271
FNMA	AA+	3.00	12/01/42	464,115	447,974
FNMA	AA+	3.50	03/01/32	338,778	347,359
FNMA	AA+	3.50	10/01/41	327,202	335,397
FNMA	AA+	3.50	12/01/41	443,055	454,151
FNMA	AA+	3.50	04/01/42	471,906	480,740
FNMA	AA+	3.50	04/01/42	473,244	486,069
FNMA	AA+	3.50	08/01/42	488,974	498,139
FNMA	AA+	3.50	10/01/42	381,156	388,300
FNMA	AA+	4.00	05/01/19	72,242	76,709
FNMA	AA+	4.00	07/25/26	495,016	528,168
FNMA	AA+	4.00	01/01/31	257,078	272,164
FNMA	AA+	4.00	06/01/39	144,513	151,655
FNMA	AA+	4.00	11/01/40	348,357	365,521

FNMA	AA+	4.00	05/01/41	281,671	296,570
FNMA	AA+	4.00	08/01/42	455,673	478,262
FNMA	AA+	4.50	05/01/18	28,310	30,088
FNMA	AA+	4.50	05/01/19	33,585	35,731
FNMA	AA+	4.50	05/01/30	160,638	172,925
FNMA	AA+	4.50	04/01/31	198,220	213,335
FNMA	AA+	4.50	08/01/33	28,197	30,193
FNMA	AA+	4.50	08/01/33	63,809	68,305
FNMA	AA+	4.50	09/01/33	170,105	182,090
FNMA	AA+	4.50	05/01/34	42,917	45,905
FNMA	AA+	4.50	06/01/34	66,862	71,516
FNMA	AA+	4.50	08/01/35	130,402	139,164
FNMA	AA+	4.50	12/01/35	95,688	102,117
FNMA	AA+	4.50	05/01/39	138,478	147,819
FNMA	AA+	4.50	05/01/39	224,657	239,812
FNMA	AA+	4.50	05/01/40	178,040	191,126
FNMA	AA+	5.00	04/01/18	51,445	54,756
FNMA	AA+	5.00	09/01/18	35,295	37,568
FNMA	AA+	5.00	10/01/20	72,828	78,129
FNMA	AA+	5.00	06/01/33	138,700	150,561
FNMA	AA+	5.00	09/01/33	111,981	121,557
FNMA	AA+	5.00	10/01/33	136,134	147,776
FNMA	AA+	5.00	11/01/33	166,629	180,879
FNMA	AA+	5.00	03/01/34	31,464	34,155
FNMA	AA+	5.00	04/01/34	53,436	58,003
FNMA	AA+	5.00	04/01/34	27,622	29,983
FNMA	AA+	5.00	04/01/35	79,526	86,160
FNMA	AA+	5.00	06/01/35	48,590	52,644
FNMA	AA+	5.00	09/01/35	78,000	84,507
FNMA	AA+	5.00	11/25/35	194,379	210,653
FNMA	AA+	5.00	10/01/36	77,368	83,822
FNMA	AA+	5.00	05/01/39	203,402	219,244
FNMA	AA+	5.00	06/01/40	152,754	166,312
FNMA	AA+	5.50	04/01/17	2,159	2,281
FNMA	AA+	5.50	05/01/17	1,449	1,531
FNMA	AA+	5.50	06/01/17	3,685	3,893
FNMA	AA+	5.50	09/01/19	22,260	24,081
FNMA	AA+	5.50	08/01/25	63,045	68,690
FNMA	AA+	5.50	01/01/27	28,821	31,443
FNMA	AA+	5.50	09/01/33	42,042	45,930
FNMA	AA+	5.50	10/01/33	150,760	164,701
FNMA	AA+	5.50	03/01/34	44,425	48,533
FNMA	AA+	5.50	03/01/34	19,957	21,802
FNMA	AA+	5.50	07/01/34	48,290	52,647
FNMA	AA+	5.50	09/01/34	30,171	32,893
FNMA	AA+	5.50	09/01/34	191,627	209,374
FNMA	AA+	5.50	09/01/34	181,028	197,361
FNMA	AA+	5.50	10/01/34	27,934	30,454
FNMA	AA+	5.50	02/01/35	54,636	59,547
FNMA	AA+	5.50	02/01/35	78,924	86,045
FNMA	AA+	5.50	04/01/35	97,576	106,346
FNMA	AA+	5.50	08/01/35	116,973	127,486
FNMA	AA+	5.50	11/01/35	72,409	78,917
FNMA	AA+	5.50	06/01/37	106,183	115,524
FNMA	AA+	5.50	11/01/38	39,649	41,936
FNMA	AA+	5.50	06/01/48	50,899	53,764
FNMA	AA+	6.00	04/01/23	53,561	59,287

FNMA	AA+	6.00	01/01/25	121,756	134,261
FNMA	AA+	6.00	03/01/28	62,683	68,150
FNMA	AA+	6.00	04/01/32	6,953	7,697
FNMA	AA+	6.00	04/01/32	8,475	9,381
FNMA	AA+	6.00	05/01/32	10,621	11,757
FNMA	AA+	6.00	05/01/33	134,284	148,638
FNMA	AA+	6.00	09/01/34	77,202	85,458
FNMA	AA+	6.00	10/01/34	124,754	138,094
FNMA	AA+	6.00	11/01/34	58,147	64,365
FNMA	AA+	6.00	12/01/36	72,182	78,906
FNMA	AA+	6.00	01/01/37	72,200	78,926
FNMA	AA+	6.00	05/01/37	24,768	26,582
FNMA	AA+	6.00	07/01/37	29,705	32,418
FNMA	AA+	6.00	08/01/37	47,312	51,632
FNMA	AA+	6.00	12/01/37	13,883	15,151
FNMA	AA+	6.00	10/25/44	103,070	117,656
FNMA	AA+	6.00	02/25/47	97,155	109,570
FNMA	AA+	6.00	12/25/49	109,536	125,705
FNMA	AA+	6.50	09/01/16	1,129	1,195
FNMA	AA+	6.50	03/01/17	4,020	4,316
FNMA	AA+	6.50	05/01/17	748	804
FNMA	AA+	6.50	06/01/17	15,803	16,970
FNMA	AA+	6.50	05/01/32	8,716	10,024
FNMA	AA+	6.50	05/01/32	6,856	7,885
FNMA	AA+	6.50	07/01/32	9,789	11,258
FNMA	AA+	6.50	07/01/34	56,595	65,179
FNMA	AA+	6.50	09/01/34	46,245	53,259
FNMA	AA+	6.50	09/01/36	36,125	39,062
FNMA	AA+	6.50	05/01/37	47,658	54,815
FNMA	AA+	6.50	09/01/37	31,298	35,998
FNMA	AA+	6.50	05/01/38	49,096	56,527
FNMA	AA+	7.00	09/01/31	5,378	6,272
FNMA	AA+	7.00	04/01/32	17,151	19,992
FNMA	AA+	7.00	01/25/44	146,062	168,491
FNMA	AA+	7.50	06/01/31	3,086	3,498
FNMA	AA+	7.50	02/01/32	8,895	10,092
FNMA	AA+	7.50	06/01/32	3,206	3,639
FNMA	AA+	8.00	04/01/32	567	658
FNMA Strip	AA+	3.00	08/25/42	428,206	427,454
GNMA (5)	AA+	3.50	09/20/33	229,724	240,907
GNMA (5)	AA+	3.50	01/20/37	174,605	182,896
GNMA (5)	AA+	4.00	08/15/41	334,703	353,651
GNMA (5)	AA+	4.00	11/15/41	136,848	144,596
GNMA (5)	AA+	4.00	01/15/42	423,291	447,513
GNMA (5)	AA+	4.00	03/20/42	303,971	322,532
GNMA (5)	AA+	4.50	04/20/31	329,117	358,058
GNMA (5)	AA+	4.50	10/15/40	324,318	350,967
GNMA (5)	AA+	4.50	06/20/41	366,380	396,016
GNMA (5)	AA+	5.00	10/15/24	310,082	337,239
GNMA (5)	AA+	5.00	04/15/39	252,503	275,508
GNMA (5)	AA+	5.00	06/20/39	247,244	271,149
GNMA (5)	AA+	5.00	11/15/39	201,340	219,684
GNMA (5)	AA+	5.00	06/20/40	330,760	362,303
GNMA (5)	AA+	5.50	01/15/36	125,032	137,045
GNMA (5)	AA+	6.50	04/15/31	1,139	1,315
GNMA (5)	AA+	6.50	10/15/31	6,723	7,763
GNMA (5)	AA+	6.50	12/15/31	2,246	2,593

GNMA (5)	AA+	6.50	05/15/32	2,330	2,694
GNMA (5)	AA+	7.00	05/15/31	5,502	6,426
GNMA (5)	AA+	7.00	05/15/32	888	1,036
GNMA (5)	AA+	7.00	10/20/38	6,121	6,929
Vendee Mortgage Trust (5)	AA+	5.25	01/15/32	239,620	270,320
					24,190,335
CORPORATE DEBT (61.0%)
CONSUMER DISCRETIONARY (8.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	50,000	49,259
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	372,257
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	255,476
Darden Restaurants, Inc.	BBB	4.50	10/15/21	400,000	403,560
Dollar General Corp.	BBB-	3.25	04/15/23	400,000	364,280
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	260,000
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	318,811
Home Depot, Inc.	A-	5.40	03/01/16	250,000	277,318
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	323,439
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	138,354
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	250,884
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	341,086
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	404,984
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	372,847
NVR, Inc.	BBB	3.95	09/15/22	400,000	387,450
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	344,342
Omnicom Group, Inc.	BBB+	3.63	05/01/22	50,000	47,956
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	366,052
Staples, Inc.	BBB	4.38	01/12/23	400,000	385,418
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	405,805
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	281,007
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	379,755
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	402,000
					7,132,340
CONSUMER STAPLES (3.8%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	363,196
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	284,484
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	359,757
Hershey Co.	A	4.85	08/15/15	250,000	268,601
Ingredion, Inc.	BBB	4.63	11/01/20	300,000	317,761
Kroger Co.	BBB	4.95	01/15/15	250,000	263,136
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	447,115
Mondelez International, Inc.	BBB-	5.25	10/01/13	250,000	250,000
Safeway, Inc.	BBB	3.95	08/15/20	300,000	294,375
Sysco Corp.	A	2.60	06/12/22	275,000	260,205
					3,108,630
ENERGY (5.4%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	375,829
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	268,087
Enbridge, Inc.	A-	5.80	06/15/14	150,000	155,333
Energen Corp.	BBB	4.63	09/01/21	400,000	396,271
EQT Corp.	BBB	4.88	11/15/21	400,000	412,908
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	260,811
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	323,902
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	297,769
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	250,302
Noble Corp.	BBB+	7.50	03/15/19	250,000	290,606
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	412,743
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	262,235

Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	258,582
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	107,657
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	270,824
					4,343,859
FINANCIALS (16.3%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	307,780
Alleghany Corp.	BBB	5.63	09/15/20	350,000	385,106
Bank of America Corp.	A-	3.70	09/01/15	250,000	261,362
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	400,000	371,656
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	302,524
Block Financial LLC	BBB	5.13	10/30/14	250,000	260,572
Block Financial LLC	BBB	5.50	11/01/22	150,000	154,149
Boston Properties LP	A-	3.85	02/01/23	300,000	292,241
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	255,899
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	423,240
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	282,725
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	232,144
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	102,670
Genworth Financial, Inc.	BBB-	7.20	02/15/21	250,000	288,077
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	312,989
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	300,000	304,665
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	112,841
HCP, Inc.	BBB+	5.65	12/15/13	250,000	252,448
Health Care REIT, Inc.	BBB	3.63	03/15/16	100,000	104,886
Health Care REIT, Inc.	BBB	3.75	03/15/23	50,000	47,296
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	283,852
Healthcare Realty Trust	BBB-	3.75	04/15/23	400,000	372,020
Hospitality Properties Trust	BBB-	5.00	08/15/22	400,000	399,488
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	400,000	391,828
Lincoln National Corp.	A-	4.85	06/24/21	100,000	107,889
Markel Corp.	BBB	5.35	06/01/21	200,000	217,417
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	350,000	378,280
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	249,678
Moody’s Corp.	BBB+	5.50	09/01/20	100,000	108,993
Morgan Stanley	A-	4.00	07/24/15	250,000	260,764
National Retail Pptys., Inc.	BBB	3.30	04/15/23	150,000	136,308
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	238,605
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	268,372
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	352,503
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	409,731
ProLogis LP	BBB	6.63	05/15/18	350,000	409,248
Protective Life Corp.	A-	7.38	10/15/19	310,000	374,828
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	106,740
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	268,238
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	370,213
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	434,422
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	374,616
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,403
Simon Property Group LP	A	2.80	01/30/17	350,000	362,665
SLM Corp.	BBB-	5.00	10/01/13	350,000	350,000
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	106,836
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	315,934
Vornado Realty LP	BBB	4.25	04/01/15	300,000	311,445
					13,275,586
HEALTH CARE (5.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	400,000	430,742
Allergan, Inc.	A+	5.75	04/01/16	250,000	278,895

AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	223,896
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	400,000	414,157
Biogen Idec, Inc.	A-	6.88	03/01/18	250,000	296,790
CIGNA Corp.	A-	2.75	11/15/16	250,000	259,682
Hospira, Inc.	BBB-	6.05	03/30/17	350,000	383,950
Laboratory Corp. of America	BBB	3.75	08/23/22	400,000	389,726
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	389,173
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	412,934
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	426,559
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	418,262
WellPoint, Inc.	A-	4.35	08/15/20	250,000	265,573
					4,590,339
INDUSTRIALS (5.1%)
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	250,000	253,750
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	400,000	403,412
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	375,159
Flowserve Corp.	BBB-	3.50	09/15/22	250,000	236,029
Harsco Corp.	BBB-	5.75	05/15/18	400,000	425,933
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	386,433
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	366,559
Pentair Ltd.	BBB	5.00	05/15/21	350,000	367,195
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	368,156
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	259,917
Textron, Inc.	BBB-	4.63	09/21/16	250,000	269,756
URS Corp.†	BBB-	5.50	04/01/22	400,000	402,464
					4,114,763
INFORMATION TECHNOLOGY (4.7%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	400,000	436,028
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	395,537
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	102,057
Avnet, Inc.	BBB-	5.88	06/15/20	395,000	419,813
Fiserv, Inc.	BBB-	4.75	06/15/21	400,000	416,266
Ingram Micro, Inc.	BBB-	5.00	08/10/22	125,000	124,135
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	292,030
Lexmark International, Inc.	BBB-	5.13	03/15/20	50,000	51,542
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	386,874
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	409,787
Total System Services, Inc.	BBB+	3.75	06/01/23	400,000	370,234
Western Union Co.	BBB+	5.93	10/01/16	400,000	445,422
					3,849,725
MATERIALS (6.8%)
Albemarle Corp.	BBB+	4.50	12/15/20	400,000	417,032
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	438,137
Carpenter Technology Corp.	BBB	4.45	03/01/23	400,000	391,936
Domtar Corp.	BBB-	4.40	04/01/22	400,000	386,043
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	262,700
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	367,880
Geon Co.	BB+	7.50	12/15/15	250,000	275,625
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	389,764
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	300,002
Kinross Gold Corp.	NR	5.13	09/01/21	100,000	94,865
Lubrizol Corp.	AA	5.50	10/01/14	250,000	262,352
Methanex Corp.	BBB-	3.25	12/15/19	400,000	393,150
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	349,782
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	240,381
Southern Copper Corp.	BBB	3.50	11/08/22	400,000	364,308
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	351,232

Vulcan Materials Co.	BB	7.00	06/15/18	200,000	225,500
					5,510,689
TELECOMMUNICATION SERVICES (1.5%)
Alltel Corp.	BBB+	7.00	03/15/16	250,000	283,316
American Tower Corp.	BBB-	4.50	01/15/18	400,000	422,455
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	260,000
Verizon Communications, Inc.	BBB+	4.50	09/15/20	200,000	212,693
					1,178,464
UTILITIES (2.9%)
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	250,000	191,250
Constellation Energy	BBB-	5.15	12/01/20	250,000	270,693
Entergy Corp.	BBB-	5.13	09/15/20	400,000	416,046
Exelon Generation Co. LLC	BBB	4.25	06/15/22	150,000	147,664
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	369,788
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	265,896
Progress Energy, Inc.	A	5.25	12/15/15	250,000	274,992
SCANA Corp.	BBB	4.13	02/01/22	400,000	390,546
					2,326,875
TOTAL LONG-TERM DEBT SECURITIES (Cost: $78,359,314) 98.2%					79,738,452

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	0.00	10/17/13	1,000,000	999,998
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,998) 1.2%					999,998

TEMPORARY CASH INVESTMENTS (2) (Cost: $231,400) 0.3%					231,400

TOTAL INVESTMENTS (Cost: $79,590,712) 99.7%					80,969,850

OTHER NET ASSETS 0.3%					223,777

NET ASSETS 100.0%					$81,193,627

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.1%)
U.S. Treasury Bill	A-1+	0.05	10/24/13	5,000,000	4,999,832

U.S. GOVERNMENT AGENCIES (0.6%)
FHLMC	A-1+	0.07	10/10/13	250,000	249,996

COMMERCIAL PAPER (86.2%)
Abbott Laboratories†	A-1+	0.06	11/22/13	1,000,000	999,913
Abbott Laboratories†	A-1+	0.11	10/21/13	500,000	499,969
Air Products & Chemicals†	A-1	0.07	11/12/13	1,500,000	1,499,878
Baker Hughes, Inc.†	A-1	0.07	10/16/13	1,500,000	1,499,956
Bristol-Myers Squibb Co.†	A-1+	0.06	10/10/13	1,500,000	1,499,978
Chevron Corp.†	A-1+	0.05	11/05/13	1,500,000	1,499,927
Coca-Cola Co.†	A-1+	0.11	10/08/13	1,450,000	1,449,969
Danaher Corp.†	A-1	0.09	10/01/13	600,000	600,000
Disney (Walt) Co.†	A-1	0.06	11/15/13	500,000	499,963
Du Pont (EI) de Nemours & Co.†	A-1	0.07	11/01/13	1,300,000	1,299,922
Emerson Electric Co.†	A-1	0.09	11/18/13	1,600,000	1,599,808
General Electric Capital Corp.	A-1+	0.12	10/07/13	1,400,000	1,399,972
Google, Inc.†	A-1+	0.04	11/07/13	600,000	599,975
Honeywell International†	A-1	0.09	12/30/13	1,450,000	1,449,698
Illinois Tool Works, Inc.†	A-1	0.05	10/07/13	500,000	499,996
Illinois Tool Works, Inc.†	A-1	0.06	10/04/13	1,000,000	999,995
Medtronic, Inc.†	A-1+	0.07	12/10/13	1,500,000	1,499,808
Microsoft Corp.†	A-1+	0.07	12/04/13	1,500,000	1,499,798
National Oilwell Varco, Inc.†	A-1	0.10	10/28/13	1,500,000	1,499,887
National Rural Utilities	A-1	0.08	10/03/13	1,450,000	1,449,994
New Jersey Natural Gas	A-1	0.07	10/01/13	1,500,000	1,500,000
Precision Castparts Corp.†	A-1	0.08	10/16/13	1,500,000	1,499,950
Private Export Funding Corp.†	A-1	0.10	10/16/13	500,000	499,979
Private Export Funding Corp.†	A-1	0.12	01/08/14	1,000,000	999,659
Procter & Gamble Co.†	A-1+	0.09	10/31/13	1,600,000	1,599,880
Toyota Motor Credit Corp.	A-1+	0.12	11/29/13	1,500,000	1,499,705
Washington Gas Light Co.	A-1	0.07	10/04/13	1,500,000	1,499,991
					32,947,570
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $38,197,388) 99.9%					38,197,398

TEMPORARY CASH INVESTMENTS (2) (Cost: $40,900) 0.1%					40,900

TOTAL INVESTMENTS (Cost: $38,238,288) 100.0%					38,238,298

OTHER NET ASSETS 0.0% (3)					141

NET ASSETS 100.0%					$38,238,439

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$1,401,713	1.7%
MONEY MARKET FUND	$25,597,908	66.9%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2013, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	4	E-mini S&P 500 Stock Index	P	December 2013	$334,860	$(1,570)	1.5%
EQUITY INDEX FUND	28	E-mini S&P 500 Stock Index	P	December 2013	$2,344,020	$(10,991)	3.0%
MID-CAP EQUITY INDEX FUND	12	E-mini S&P MidCap 400 Stock Index	P	December 2013	$1,488,720	$17,040	3.1%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2013 was 0.15%.

(3)	Percentage is less than 0.05%.
(4)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2013 was 0.10%.

(5)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2013, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2013, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$12,417,103	—	—	$12,417,103
Common Stock - Active	$9,275,355	—	—	$9,275,355
Convertible Preferred Stock - Active	$32,380	—	—	$32,380
Short-Term Debt Securities - Indexed	—	$199,998	—	$199,998
Temporary Cash Investments	—	$257,100	—	$257,100
	$21,724,838	$457,098	—	$22,181,936

Equity Index Fund
Common Stock	$75,525,045	—	—	$75,525,045
Short-Term Debt Securities	—	$1,699,953	—	$1,699,953
Temporary Cash Investments	—	$658,300	—	$658,300
	$75,525,045	$2,358,253	—	$77,883,298

Mid-Cap Equity Index Fund
Common Stock	$46,741,913	—	—	$46,741,913
Short-Term Debt Securities	—	$799,991	—	$799,991
Temporary Cash Investments	—	$846,700	—	$846,700
	$46,741,913	$1,646,691	—	$48,388,604
Small Cap Value Fund
Common Stock	$12,468,352	—	—	$12,468,352
Convertible Preferred Stock	$28,818	—	—	$28,818
Temporary Cash Investments	—	$450,000	—	$450,000
	$12,497,170	$450,000	—	$12,947,170
Small Cap Growth Fund
Common Stock	$9,869,372	—	—	$9,869,372
Temporary Cash Investments	—	$100,000	—	$100,000
	$9,869,372	$100,000	—	$9,969,372

Bond Fund
U.S. Government Debt	—	$6,116,847	—	$6,116,847
U.S. Agency Residential Mortgage-Backed Obligations	—	$24,190,335	—	$24,190,335
Corporate Debt	—	$49,431,270	—	$49,431,270
Short-Term Debt Securities	—	$999,998	—	$999,998
Temporary Cash Investments	—	$231,400	—	$231,400
	—	$80,969,850	—	$80,969,850

Money Market Fund
U.S. Government Debt	—	$4,999,832	—	$4,999,832
U.S. Government Agency Short-Term Debt	—	$249,996	—	$249,996
Commercial Paper	—	$32,947,570	—	$32,947,570
Temporary Cash Investments	—	$40,900	—	$40,900
	—	$38,238,298	—	$38,238,298
Other Financial Instruments:*
All America Fund	$(1,570)	—	—	$(1,570)
Equity Index Fund	$(10,991)	—	—	$(10,991)
Mid-Cap Equity Index Fund	$17,040	—	—	$17,040

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the nine months ended September 30, 2013, there were no transfers of securities between Level 1, Level 2 and Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2013 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$5,701,028	$23,921,397	$13,746,744	$2,526,181
Unrealized Depreciation	(887,996)	(2,472,391)	(2,344,464)	(332,196)
Net	$4,813,032	$21,449,006	$11,402,280	$2,193,985
Tax Cost of Investments	$17,368,904	$56,434,292	$36,986,324	$10,753,185

			Money
	Small Cap	Bond	Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$2,544,733	$2,667,210	$36
Unrealized Depreciation	(188,733)	(1,288,072)	(26)
Net	$2,356,000	$1,379,138	$10
Tax Cost of Investments	$7,613,372	$79,590,712	$38,238,288

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)                   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Attached hereto.

Exhibit 99                                        Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 25, 2013

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 25, 2013